Schedule of Investments(a)
July 31, 2026
(Unaudited)

Principal Amount		Value
Asset-Backed Securities–32.59%
AGL CLO 16 Ltd., Series 2021- 16A, Class AR, 4.68% (3 mo. Term SOFR + 0.95%), 01/20/2035(b)(c)	$1,720,000	$1,720,974
AGL CLO 17 Ltd., Series 2022- 17A, Class AR, 4.68% (3 mo. Term SOFR + 0.95%), 01/21/2035(b)(c)	6,576,000	6,579,742
ALA Trust,
Series 2025-OANA, Class A, 5.42% (1 mo. Term SOFR + 1.74%), 06/15/2040(b)(c)	4,950,000	4,975,607
Series 2025-OANA, Class B, 5.52% (1 mo. Term SOFR + 1.84%), 06/15/2040(b)(c)	6,045,000	6,076,773
Alternative Loan Trust,
Series 2005-21CB, Class A7, 5.50%, 06/25/2035	381,718	278,128
Series 2005-29CB, Class A4, 5.00%, 07/25/2035	196,461	100,667
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	4,415,000	4,382,412
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(d)	141,297	138,909
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(d)	713,985	684,436
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(d)	623,339	537,913
Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(d)	1,693,618	1,451,806
Series 2022-1, Class A1, 3.88%, 12/25/2066(b)	3,163,955	2,927,752
Series 2023-6, Class A1, 6.50%, 12/25/2067(b)	979,438	978,614
Series 2024-10, Class A1, 5.35%, 10/25/2069(b)	3,592,555	3,583,315
Series 2024-2, Class A1, 5.99%, 01/25/2069(b)	3,454,443	3,458,939
Series 2025-HB1, Class A1, 5.42% (30 Day Average SOFR + 1.80%), 02/25/2055(b)(c)	920,355	926,633
ARES XLIV CLO Ltd., Series 2017-44A, Class A1RR, 4.88% (3 mo. Term SOFR + 1.13%), 04/15/2034(b)(c)	2,532,157	2,537,335
Aspire Mortgage Trust, Series 2026-2, Class A1, 5.33%, 04/26/2066(b)(d)	4,068,264	4,043,310
Auxilior Term Funding, Series 2026-1A, Class A3, 4.99%, 08/15/2036(b)	605,000	605,511
Principal Amount		Value
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-1A, Class A, 3.83%, 08/21/2028(b)	$6,614,000	$6,573,352
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	1,463,000	1,475,140
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	5,238,000	5,297,581
Series 2025-3A, Class A, 4.17%, 02/20/2030(b)	3,177,000	3,128,044
Series 2025-4A, Class A, 4.40%, 02/20/2032(b)	7,105,000	6,927,059
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-3A, Class ARR, 4.76% (3 mo. Term SOFR + 1.03%), 10/21/2034(b)(c)	1,805,000	1,806,455
Series 2021-1A, Class AR, 4.67% (3 mo. Term SOFR + 0.94%), 04/18/2034(b)(c)	3,445,909	3,446,922
Series 2021-6A, Class A1R, 4.82% (3 mo. Term SOFR + 1.09%), 10/21/2034(b)(c)	2,180,000	2,181,238
Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	135,245	115,918
Series 2007-C, Class 1A4, 4.38%, 05/20/2036(d)	38,317	33,580
Banc of America Mortgage Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037	164,502	139,756
Bank, Series 2019-BNK16, Class XA, IO, 0.93%, 02/15/2052(e)	21,097,481	366,670
Bank5, Series 2024-5YR10, Class A, 5.64%, 10/15/2057	1,705,000	1,715,285
Barings CLO Ltd., Series 2021-2A, Class A1R, 4.82% (3 mo. Term SOFR + 1.07%), 07/15/2034(b)(c)	6,240,000	6,245,098
Barings Equipment Finance LLC, Series 2025-B, Class A3, 4.13%, 10/13/2032(b)	2,970,000	2,930,190
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(d)	2,955,832	2,483,311
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(d)	2,956,519	2,380,697
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(d)	2,508,360	2,216,882
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(d)	3,014,136	2,538,011
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(d)	3,677,377	2,972,631
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(c)	$89,501	$86,077
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(c)	230,716	221,988
Beechwood Park CLO Ltd., Series 2019-1A, Class A1RR, 4.82% (3 mo. Term SOFR + 1.07%), 01/17/2035(b)(c)	2,115,000	2,116,963
Benchmark Mortgage Trust,
Series 2018-B1, Class XA, IO, 0.50%, 01/15/2051(e)	20,225,952	129,209
Series 2026-V20, Class AM, 5.44%, 02/15/2059	2,045,000	2,043,927
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class A1R, 4.75% (3 mo. Term SOFR + 1.00%), 01/15/2035(b)(c)	5,519,000	5,521,671
BINOM Mortgage Loan Trust, Series 2026-NQM1, Class A1, 5.06%, 02/25/2066(b)(d)	787,773	779,083
BlackRock CLO L.P., Series 2025-2A, Class A, 4.91% (3 mo. Term SOFR + 1.27%), 11/21/2033(b)(c)	3,280,011	3,282,635
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.36%, 02/15/2057(d)	1,400,000	1,433,242
Bowling Green Park CLO LLC, Series 2019-1A, Class ARR, 4.73% (3 mo. Term SOFR + 1.00%), 04/18/2035(b)(c)	8,924,000	8,928,596
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(d)	52,691	52,339
BSTN Commercial Mortgage Trust, Series 2025-1C, Class A, 5.37%, 06/15/2044(b)(d)	7,127,000	7,148,142
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, 4.80% (3 mo. Term SOFR + 1.07%), 07/18/2034(b)(c)	2,250,000	2,250,396
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 4.64% (1 mo. Term SOFR + 0.96%), 11/15/2038(b)(c)	1,622,759	1,622,873
Series 2024-VLT5, Class A, 5.41%, 11/13/2046(b)(d)	3,530,000	3,419,383
Series 2024-VLT5, Class B, 5.80%, 11/13/2046(b)(d)	2,495,000	2,438,278
Series 2026-CSMO, Class A, 5.08% (1 mo. Term SOFR + 1.40%), 02/15/2043(b)(c)	9,050,000	9,087,496
Principal Amount		Value
BX Trust,
Series 2025-VLT6, Class A, 5.12% (1 mo. Term SOFR + 1.44%), 03/15/2042(b)(c)	$3,865,000	$3,862,478
Series 2025-VLT7, Class A, 5.38% (1 mo. Term SOFR + 1.70%), 07/15/2044(b)(c)	3,108,000	3,104,120
Series 2025-VOLT, Class A, 5.38% (1 mo. Term SOFR + 1.70%), 12/15/2044(b)(c)	5,800,000	5,795,345
Series 2025-VOLT, Class B, 5.78% (1 mo. Term SOFR + 2.10%), 12/15/2044(b)(c)	5,540,000	5,552,781
Series 2026-CLS, Class A, 5.08% (1 mo. Term SOFR + 1.40%), 05/15/2043(b)(c)	2,450,000	2,458,109
Series 2026-OPTM, Class A, 4.88% (1 mo. Term SOFR + 1.20%), 03/15/2039(b)(c)	3,355,000	3,348,909
Carlyle US CLO Ltd. (Cayman Islands),
Series 2020-2A, Class A1R2, 4.89% (3 mo. Term SOFR + 1.08%), 01/25/2035(b)(c)	8,315,000	8,325,660
Series 2022-1A, Class A1R, 4.73% (3 mo. Term SOFR + 0.98%), 04/15/2035(b)(c)	5,148,710	5,153,205
CarMax Auto Owner Trust,
Series 2022-4, Class A4, 5.70%, 07/17/2028	4,934,551	4,949,343
Series 2024-1, Class A3, 4.92%, 10/16/2028	3,045,071	3,054,906
CD Mortgage Trust, Series 2017- CD6, Class XA, IO, 0.86%, 11/13/2050(e)	7,908,571	56,299
Cedar Funding VI CLO Ltd., Series 2016-6A, Class AR3, 4.82% (3 mo. Term SOFR + 1.09%), 04/20/2034(b)(c)	5,322,000	5,329,057
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A1R2, 4.73% (3 mo. Term SOFR + 1.06%), 05/29/2032(b)(c)	2,347,472	2,350,901
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055(b)	4,880,000	4,653,854
Cerberus Loan Funding XL LLC, Series 2023-1A, Class AR, 5.35% (3 mo. Term SOFR + 1.60%), 03/22/2035(b)(c)	4,216,000	4,219,124
Chase Home Lending Mortgage Trust,
Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(d)	50,496	46,945
Series 2024-9, Class A4, 5.50%, 09/25/2055(b)(d)	1,100,173	1,098,421
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.63%, 01/25/2036(d)	241,833	225,762
CIFC Funding Ltd. (Cayman Islands),
Series 2021-7A, Class AR, 4.84% (3 mo. Term SOFR + 1.09%), 01/23/2035(b)(c)	9,950,000	9,954,298
Series 2022-3A, Class AR, 4.68% (3 mo. Term SOFR + 0.95%), 04/21/2035(b)(c)	5,797,000	5,800,362
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 0.97%, 10/12/2050(e)	$21,859,995	$171,413
Citigroup Mortgage Loan Trust,
Series 2006-AR1, Class 1A1, 5.90% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(c)	399,725	386,320
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(d)	2,957,006	2,386,699
Series 2024-1, Class A3A, 6.00%, 07/25/2054(b)(d)	2,797,414	2,796,751
CLI Funding IX LLC, Series 2025- 1A, Class A, 5.35%, 06/20/2050(b)	1,797,629	1,801,813
Clover CLO LLC, Series 2021-3A, Class AR, 4.88% (3 mo. Term SOFR + 1.07%), 01/25/2035(b)(c)	5,674,000	5,679,243
COLT Mortgage Loan Trust,
Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(d)	814,985	735,430
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(d)	1,725,563	1,611,230
Series 2022-2, Class A1, 3.99%, 02/25/2067(b)	1,825,105	1,720,404
Series 2022-3, Class A1, 4.90%, 02/25/2067(b)(d)	2,528,219	2,437,213
Series 2025-8, Class A1, 5.48%, 08/25/2070(b)	3,086,680	3,090,644
Compass Datacenters Issuer II LLC, Series 2025-2A, Class A1, 4.93%, 11/25/2050(b)	2,640,000	2,570,282
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(d)	326,940	290,529
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(d)	551,990	491,907
Series 2022-ATH1, Class A1A, 3.87%, 01/25/2067(b)(d)	1,887,531	1,834,951
Series 2022-ATH1, Class A1B, 4.35%, 01/25/2067(b)(d)	1,890,000	1,737,277
Series 2022-ATH2, Class A1, 5.14%, 05/25/2067(b)(d)	2,439,554	2,433,168
Cross Mortgage Trust,
Series 2024-H2, Class A1, 6.09%, 04/25/2069(b)	2,002,591	2,007,634
Series 2024-H8, Class A1, 5.55%, 12/25/2069(b)(d)	2,740,597	2,749,065
Series 2026-NQM3, Class A1, 5.13%, 03/25/2071(b)(d)	3,402,497	3,368,144
Series 2026-NQM5, Class A1, 5.09%, 03/25/2071(b)(d)	1,432,390	1,418,680
Series 2026-NQM8, Class A1, 5.58%, 07/25/2071(b)(d)	2,977,773	2,977,327
CROSS Mortgage Trust, Series 2026-NQM9, Class A1, 5.73%, 08/25/2071(b)(d)	2,290,000	2,295,406
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	10,613,000	9,604,402
CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	551,054	228,151
Principal Amount		Value
DB Master Finance LLC,
Series 2025-1A, Class A2I, 4.89%, 08/20/2055(b)	$2,318,350	$2,284,627
Series 2025-1A, Class A2II, 5.17%, 08/20/2055(b)	1,791,000	1,758,079
Series 2026-1A, Class A2I, 5.20%, 05/20/2056(b)	2,400,000	2,387,073
Series 2026-1A, Class A2II, 5.43%, 05/20/2056(b)	4,380,000	4,342,454
DLLST LLC, Series 2024-1A, Class A3, 5.05%, 08/20/2027(b)	756,072	757,276
Domino’s Pizza Master Issuer LLC,
Series 2025-1A, Class A2I, 4.93%, 07/25/2055(b)	5,170,000	5,099,957
Series 2025-1A, Class A2II, 5.22%, 07/25/2055(b)	4,400,000	4,338,404
Eclipse Aircraft LLC, Series 2026-1, Class A, 5.63%, 05/15/2051(b)	3,985,679	3,966,462
Ellington Financial Mortgage Trust,
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(d)	204,313	175,502
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(d)	1,855,743	1,626,715
Series 2022-3, Class A1, 6.00%, 08/25/2067(b)	2,464,512	2,458,439
Series 2024-INV2, Class A1, 5.04%, 10/25/2069(b)	2,335,097	2,325,104
Series 2025-NQM2, Class A1, 5.60%, 06/25/2070(b)(d)	6,080,197	6,086,063
Series 2026-NQM3, Class A1, 5.03%, 03/25/2071(b)(d)	5,774,588	5,721,567
Series 2026-NQM5, Class A1, 5.56%, 06/25/2071(b)(d)	5,294,407	5,286,030
Series 2026-NQM7, Class A1, 5.60%, 07/25/2071(b)(d)	6,168,655	6,159,494
Elmwood CLO 15 Ltd., Series 2022-2A, Class A1R, 4.88% (3 mo. Term SOFR + 1.15%), 04/22/2035(b)(c)	6,380,000	6,386,865
Enterprise Fleet Financing LLC,
Series 2024-2, Class A3, 5.61%, 04/20/2028(b)	841,310	847,291
Series 2024-2, Class A4, 5.69%, 12/20/2030(b)	1,133,000	1,151,753
Series 2024-4, Class A3, 4.56%, 11/20/2028(b)	2,160,000	2,164,038
Series 2025-4, Class A3, 4.11%, 12/20/2029(b)	3,290,000	3,252,298
First Horizon Alternative Mortgage Securities Trust, Series 2005- FA8, Class 1A6, 4.49% (1 mo. Term SOFR + 0.76%), 11/25/2035(c)	314,629	109,966
Flagstar Mortgage Trust, Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(d)	4,085,708	3,611,193
Ford Credit Auto Owner Trust, Series 2024-A, Class A3, 5.09%, 12/15/2028	5,173,549	5,198,769
Fort Greene Park CLO LLC, Series 2025-2A, Class AR, 4.68% (3 mo. Term SOFR + 0.95%), 04/22/2034(b)(c)	3,551,598	3,553,249
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
FREMF Mortgage Trust, Series 2017-K62, Class B, 3.89%, 01/25/2050(b)(d)	$1,040,000	$1,034,007
Galaxy XXII CLO Ltd., Series 2016-22A, Class AR4, 4.81% (3 mo. Term SOFR + 1.02%), 04/16/2034(b)(c)	5,300,014	5,303,353
GCAT Trust,
Series 2025-NQM2, Class A1, 5.60%, 04/25/2070(b)	3,122,205	3,120,211
Series 2025-NQM4, Class A1A, 5.53%, 06/25/2070(b)	4,611,293	4,605,084
Series 2026-NQM1, Class A1, 4.79%, 12/25/2070(b)(d)	6,088,373	6,007,947
GGP Trust, Series 2026-TY, Class A, 4.67%, 03/05/2043(b)(d)	5,480,000	5,364,506
GoldenTree Loan Management US CLO 8 Ltd., Series 2020-8A, Class ARR, 4.88% (3 mo. Term SOFR + 1.15%), 10/20/2034(b)(c)	3,323,000	3,326,605
Golub Capital Partners CLO 53(B) Ltd., Series 2021-53A, Class AR, 4.71% (3 mo. Term SOFR + 0.98%), 07/20/2034(b)(c)	9,311,000	9,321,270
Gordon Brothers Equipment Finance LLC, Series 2026-1A, Class A2, 5.15%, 06/20/2034(b)	1,220,000	1,222,001
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.38%, 05/12/2053	3,780,000	3,445,718
GS Mortgage-Backed Securities Corp. Trust, Series 2025-NQM6, Class A1, 5.02%, 02/25/2066(b)	4,124,946	4,085,315
GS Mortgage-Backed Securities Trust,
Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(d)	2,271,582	2,003,251
Series 2025-HE1, Class A1, 5.17% (30 Day Average SOFR + 1.55%), 10/25/2055(b)(c)	2,965,804	2,978,923
Series 2025-NQM4, Class A1, 5.01%, 10/25/2065(b)	3,500,859	3,468,883
Series 2025-NQM5, Class A1, 5.01%, 07/25/2065(b)	4,551,444	4,504,382
Series 2025-PJ4, Class A4, 6.00%, 09/25/2055(b)(d)	237,260	236,708
Series 2026-DSC2, Class A1, 5.49%, 09/25/2066(b)	4,923,663	4,904,143
Series 2026-NQM1, Class A1, 4.87%, 03/25/2066(b)(d)	1,638,380	1,614,200
Series 2026-NQM3, Class A1, 5.22%, 05/25/2066(b)(d)	7,973,270	7,896,610
Series 2026-NQM4, Class A1, 5.46%, 06/25/2066(b)(d)	3,718,019	3,703,240
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 4.80%, 07/25/2035(d)	22,485	21,523
Hertz Vehicle Financing III L.P.,
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	1,101,667	1,095,005
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	587,500	583,915
Principal Amount		Value
Hilton Grand Vacations Trust,
Series 2025-1A, Class A, 4.88%, 05/27/2042(b)	$1,417,742	$1,414,121
Series 2026-2A, Class A, 4.83%, 03/27/2045(b)	2,239,469	2,233,162
Hudson Yards Mortgage Trust, Series 2026-10HY, Class A, 5.09%, 12/10/2039(b)(d)	8,625,000	8,568,334
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041(b)	1,873,967	1,817,361
IP Mortgage Trust, Series 2025-IP, Class A, 5.25%, 06/10/2042(b)(d)	11,643,000	11,641,256
J.P. Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(d)	101,370	101,062
Series 2024-8, Class A3, 5.50%, 01/25/2055(b)(d)	593,028	583,130
Series 2024-VIS1, Class A1, 5.99%, 07/25/2064(b)(d)	3,322,822	3,328,127
Series 2025-NQM3, Class A1, 5.50%, 11/25/2065(b)(d)	10,870,855	10,857,641
Series 2025-NQM4, Class A1, 4.95%, 03/25/2066(b)(d)	1,317,516	1,301,928
Series 2026-5, Class A4, 5.50%, 12/25/2056(b)(d)	2,290,204	2,280,233
Jersey Mike’s Funding, Series 2025-1A, Class A2, 5.61%, 08/16/2055(b)	6,897,875	6,905,719
Jimmy John’s Funding LLC, Series 2026-1A, Class A2, 5.69%, 04/30/2056(b)	8,340,000	8,299,398
JP Morgan Mortgage Trust, Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(d)	3,321,012	2,788,161
JPMBB Commercial Mortgage Securities Trust, Series 2015- C27, Class XA, IO, 0.69%, 02/15/2048(e)	4,051,114	40
Juniper Valley Park CLO Ltd., Series 2023-1A, Class ARR, 4.81% (3 mo. Term SOFR + 1.08%), 07/20/2036(b)(c)	6,455,000	6,456,756
KKR CLO 15 Ltd., Series 15, Class A1R2, 4.83% (3 mo. Term SOFR + 1.10%), 01/18/2032(b)(c)	495,091	495,274
Life Mortgage Trust, Series 2021-BMR, Class C, 4.89% (1 mo. Term SOFR + 1.21%), 03/15/2038(b)(c)	167,676	164,011
Lightpath Fiber Issuer LLC, Series 2026-1A, Class A2, 5.60%, 03/25/2056(b)	6,200,000	6,155,023
Magnetite XXIII Ltd., Series 2019-23A, Class AR2, 4.80% (3 mo. Term SOFR + 0.99%), 01/25/2035(b)(c)	2,033,000	2,034,287
Magnetite XXXI Ltd., Series 2021-31A, Class A1R, 4.75% (3 mo. Term SOFR + 1.00%), 07/15/2034(b)(c)	6,935,000	6,941,685
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(d)	$1,736,554	$1,532,569
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(d)	1,739,483	1,525,188
Merchants Fleet Funding LLC, Series 2025-1A, Class A, 4.49%, 01/20/2039(b)	2,200,000	2,198,185
Metronet Infrastructure Issuer LLC,
Series 2025-1A, Class A2, 6.01%, 07/20/2055(f)	3,750,000	3,770,260
Series 2025-4A, Class A2, 5.16%, 12/20/2055(b)	1,960,000	1,932,073
MFA Trust,
Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(d)	1,859,151	1,673,115
Series 2026-INVR1, Class A1, 5.39%, 12/25/2059(b)(d)	1,425,708	1,416,801
MILE Trust, Series 2025-STNE, Class A, 5.18% (1 mo. Term SOFR + 1.50%), 07/15/2042(b)(c)	8,095,000	8,142,680
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C2, Class B, 5.69%, 11/15/2058(d)	2,617,000	2,602,939
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.85%, 12/15/2050(e)	10,276,431	85,707
Morgan Stanley Residential Mortgage Loan Trust,
Series 2024-3, Class A1, 6.00%, 07/25/2054(b)(d)	1,745,094	1,743,524
Series 2024-NQM5, Class A1, 5.65%, 10/25/2069(b)(d)	3,193,043	3,194,662
Series 2025-NQM1, Class A1, 5.74%, 11/25/2069(b)(d)	3,255,995	3,262,075
Series 2025-NQM8, Class A1, 4.96%, 09/25/2070(b)(d)	5,063,589	5,007,676
Series 2026-NQM3, Class A1, 5.21%, 03/25/2071(b)(d)	2,168,114	2,154,439
Series 2026-NQM4, Class A1, 5.08%, 03/25/2071(b)(d)	1,381,730	1,366,972
Navient Refinance Loan Trust, Series 2025-A, Class A, 5.15%, 02/16/2055(b)	2,655,673	2,651,822
Neuberger Berman Loan Advisers CLO 38 Ltd., Series 2020-38A, Class AR2, 4.69% (3 mo. Term SOFR + 0.96%), 10/20/2036(b)(c)	4,815,000	4,818,183
Neuberger Berman Loan Advisers CLO 47 Ltd., Series 2022-47A, Class AR, 4.83% (3 mo. Term SOFR + 1.09%), 04/16/2035(b)(c)	5,335,000	5,340,356
Principal Amount		Value
New Residential Mortgage Loan Trust,
Series 2022-NQM2, Class A1, 3.85%, 03/27/2062(b)(d)	$1,814,030	$1,694,779
Series 2024-NQM3, Class A1, 5.47%, 11/25/2064(b)	1,224,334	1,222,281
Series 2025-NQM2, Class A1, 5.57%, 04/25/2065(b)	10,464,622	10,439,557
Series 2026-NQM5, Class A1, 5.18%, 04/25/2066(b)(d)	2,653,851	2,631,138
Series 2026-NQM6, Class A1, 5.29%, 05/25/2066(b)(d)	3,520,845	3,497,535
NextGear Floorplan Master Owner Trust, Series 2025-2A, Class A2, 4.23%, 10/15/2030(b)	1,950,000	1,929,207
Oaktree CLO Ltd., Series 2021-2A, Class AR, 4.72% (3 mo. Term SOFR + 0.97%), 01/15/2035(b)(c)	3,920,000	3,922,521
OBX Trust,
Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(d)	2,749,601	2,326,017
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(d)	2,230,377	1,991,054
Series 2022-NQM2, Class A1B, 4.38%, 01/25/2062(b)	2,305,000	2,110,924
Series 2024-NQM14, Class A1, 4.94%, 09/25/2064(b)	2,011,613	2,004,456
Series 2024-NQM18, Class A1, 5.41%, 10/25/2064(b)(d)	1,362,287	1,362,679
Series 2025-HE2, Class A1, 5.07% (30 Day Average SOFR + 1.45%), 08/25/2055(b)(c)	4,192,103	4,203,355
Series 2026-HE2, Class A1A, 4.97% (30 Day Average SOFR + 1.35%), 06/25/2056(b)(c)	1,777,838	1,782,623
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(b)	3,562,000	3,282,628
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2025-2A, Class A1, 4.69% (3 mo. Term SOFR + 0.94%), 07/15/2033(b)(c)	8,270,763	8,270,606
Series 2025-3A, Class A1, 4.70% (3 mo. Term SOFR + 0.95%), 01/15/2034(b)(c)	4,653,303	4,656,105
Pikes Peak CLO 6, Series 2020-6A, Class ARR, 4.59% (3 mo. Term SOFR + 0.94%), 05/18/2034(b)(c)	5,390,000	5,389,191
Planet Fitness Master Issuer LLC,
Series 2025-1A, Class A2I, 5.27%, 12/06/2055(b)	1,995,000	1,960,130
Series 2025-1A, Class A2II, 5.65%, 12/06/2055(b)	1,496,250	1,463,188
PMT Loan Trust, Series 2025-INV1, Class A7, 6.00%, 01/25/2060(b)(d)	1,884,135	1,885,554
Porsche Innovative Lease Owner Trust, Series 2026-1A, Class A3, 4.41%, 08/20/2029	10,730,000	10,722,734
PRKCM Trust, Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(b)	2,481,753	2,484,466
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Progress Residential Trust,
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	$1,971,846	$1,859,047
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(b)	3,000,249	2,986,220
Provident Funding Mortgage Trust, Series 2025-4, Class A1, 6.00%, 09/25/2055(b)(d)	5,875,010	5,881,256
Qdoba Funding LLC, Series 2026-1A, Class A2, 6.70%, 06/14/2056(b)	10,090,000	10,091,328
Rate Mortgage Trust,
Series 2024-J4, Class A1, 6.00%, 12/25/2054(b)(d)	2,588,586	2,587,923
Series 2025-J1, Class A4, 6.00%, 03/25/2055(b)(d)	1,982,016	1,976,399
Series 2025-J2, Class A5, 5.50%, 07/25/2055(b)(d)	2,138,861	2,130,449
RCKT Mortgage Trust,
Series 2025-CES6, Class A1A, 5.47%, 06/25/2055(b)	1,389,996	1,389,488
Series 2026-CES1, Class A1A, 4.83%, 01/25/2056(b)	2,836,407	2,800,552
Residential Accredit Loans, Inc. Trust,
Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	33,987	26,959
Series 2007-QS6, Class A28, 5.75%, 04/25/2037	183,687	150,728
RR 17 Ltd., Series 2021-17A, Class A1AR, 4.82% (3 mo. Term SOFR + 1.07%), 07/15/2034(b)(c)	12,590,000	12,592,191
RR 20 Ltd., Series 2022-20A, Class A1R, 4.74% (3 mo. Term SOFR + 0.99%), 07/15/2037(b)(c)	7,500,000	7,498,297
RUN Trust, Series 2022-NQM1, Class A1, 5.00%, 03/25/2067(b)	1,550,783	1,522,782
SCG Mortgage Trust, Series 2026-PALM, Class A, 4.90% (1 mo. Term SOFR + 1.27%), 07/15/2043(b)(c)	3,910,000	3,918,939
Sequoia Mortgage Trust,
Series 2025-10, Class A1, 5.50%, 11/25/2055(b)(d)	5,662,864	5,564,760
Series 2025-8, Class A4, 5.50%, 09/25/2055(b)(d)	1,787,541	1,783,550
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.95%, 03/27/2062(b)(d)	3,235,936	3,022,581
Series 2022-1, Class A2, 3.58%, 03/27/2062(b)(d)	1,365,176	1,244,052
SHRN Trust,
Series 2025-MF18, Class A, 4.88% (1 mo. Term SOFR + 1.20%), 10/15/2040(b)(c)	10,255,000	10,266,615
Series 2025-MF18, Class B, 5.13% (1 mo. Term SOFR + 1.45%), 10/15/2040(b)(c)	2,020,000	2,023,364
Series 2025-MF18, Class C, 5.38% (1 mo. Term SOFR + 1.70%), 10/15/2040(b)(c)	850,000	852,646
Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR4, 4.83% (3 mo. Term SOFR + 1.08%), 04/17/2034(b)(c)	6,632,472	6,637,526
Principal Amount		Value
Signal Peak CLO 4 Ltd., Series 2017-4A, Class AR2, 4.93% (3 mo. Term SOFR + 1.12%), 10/26/2034(b)(c)	$9,790,000	$9,796,207
SoFi Consumer Loan Program, Series 2026-3, Class A, 4.46%, 06/25/2035(b)	11,360,000	11,361,563
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	2,963,625	2,948,610
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	1,770,100	1,653,720
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	2,636,117	2,259,229
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(d)	803,247	755,105
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(d)	64,545	62,334
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(d)	3,091,211	2,706,755
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(d)	2,297,971	2,028,631
Subway Funding LLC,
Series 2024-1A, Class A23, 6.51%, 07/30/2054(b)	3,856,312	3,861,712
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	4,232,610	4,247,847
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	4,197,240	4,223,907
Series 2024-3A, Class A23, 5.91%, 07/30/2054(b)	4,229,662	4,057,062
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	3,910,350	3,838,520
Series 2024-3A, Class A2I, 5.57%, 07/30/2054(b)	4,008,600	3,901,394
Switch ABS Issuer LLC, Series 2025-2A, Class A21, 5.12%, 10/25/2055(b)	2,820,000	2,763,694
Symphony CLO XX Ltd., Series 2018-20A, Class AR2, 4.89% (3 mo. Term SOFR + 1.10%), 01/16/2032(b)(c)	631,391	633,218
Symphony CLO XXI Ltd., Series 2019-21A, Class AR2, 4.65% (3 mo. Term SOFR + 0.90%), 07/15/2032(b)(c)	2,000,598	2,001,718
Symphony CLO XXII Ltd., Series 2020-22A, Class A1AR, 4.91% (3 mo. Term SOFR + 1.18%), 04/18/2033(b)(c)	999,396	999,676
Symphony CLO XXIII Ltd., Series 2020-23A, Class AR2, 4.65% (3 mo. Term SOFR + 0.90%), 01/15/2034(b)(c)	483,426	483,737
Symphony CLO XXIV Ltd., Series 2020-24A, Class A1R, 4.88% (3 mo. Term SOFR + 1.13%), 10/23/2035(b)(c)	9,611,000	9,623,562
Synchrony Card Funding LLC, Series 2024-A2, Class A, 4.93%, 07/15/2030	3,395,000	3,414,914
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Taco Bell Funding LLC,
Series 2025-1A, Class A2I, 4.82%, 08/25/2055(b)	$3,330,000	$3,269,041
Series 2025-1A, Class A2II, 5.05%, 08/25/2055(b)	1,940,000	1,896,947
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	2,441,220	2,298,313
TierPoint Issuer LLC,
Series 2025-1A, Class A2, 6.15%, 04/26/2055(b)	6,566,000	6,557,014
Series 2025-2A, Class A2, 6.40%, 04/26/2055(b)	5,131,000	5,006,728
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	3,453,982	3,309,670
Tricon Residential Trust, Series 2025-SFR1, Class A, 4.78% (1 mo. Term SOFR + 1.10%), 03/17/2042(b)(c)	3,931,873	3,922,942
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.08%, 11/15/2050(e)	10,240,842	77,059
Vantage Data Centers Issuer LLC, Series 2025-2A, Class A2, 5.24%, 11/15/2055(b)	1,240,000	1,197,053
VB-S1 Issuer LLC, Series 2026-1A, Class C2, 4.69%, 03/15/2056(b)	3,820,000	3,706,287
VDCM Commercial Mortgage Trust,
Series 2025-AZ, Class A, 5.06%, 07/13/2044(b)(d)	13,130,000	12,898,887
Series 2025-AZ, Class B, 5.30%, 07/13/2044(b)(d)	1,435,000	1,403,020
Verus Securitization Trust,
Series 2021-1, Class A1B, 0.82%, 01/25/2066(b)(d)	444,898	403,804
Series 2021-7, Class A1, 2.83%, 10/25/2066(b)	2,547,556	2,307,859
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(d)	205,655	200,633
Series 2022-1, Class A1, 3.72%, 01/25/2067(b)	1,730,945	1,616,063
Series 2022-3, Class A1, 5.13%, 02/25/2067(b)	2,060,714	1,948,115
Series 2024-7, Class A1, 5.10%, 09/25/2069(b)(d)	1,755,644	1,747,110
Series 2026-4, Class A1, 5.00%, 04/25/2071(b)(d)	1,764,278	1,751,861
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	161,022	157,041
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 5.63%, 10/25/2033(d)	104,575	100,909
Series 2005-AR14, Class 1A4, 4.92%, 12/25/2035(d)	197,731	187,618
Series 2005-AR16, Class 1A1, 4.38%, 12/25/2035(d)	169,283	159,939
Wells Fargo Commercial Mortgage Trust,
Series 2017-C42, Class XA, IO, 0.81%, 12/15/2050(e)	14,543,347	128,672
Series 2026-C66, Class A5, 5.65%, 04/15/2059	1,530,000	1,561,728
Principal Amount		Value
WEST Trust, Series 2025-ROSE, Class A, 5.28%, 04/10/2035(b)(d)	$14,000,000	$13,915,212
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/2029	7,253,000	7,284,951
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class AS, 3.49%, 06/15/2046	136,093	133,842
Zaxby’s Funding LLC,
Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	5,562,250	5,305,375
Series 2024-1A, Class A2I, 6.59%, 04/30/2054(b)	2,538,200	2,576,915
Zayo Issuer LLC,
Series 2025-2A, Class A2, 5.95%, 06/20/2055(b)	6,672,000	6,723,544
Series 2025-3A, Class A2, 5.57%, 10/20/2055(b)	3,779,000	3,717,049
Total Asset-Backed Securities (Cost $950,620,310)		932,504,955
U.S. Dollar Denominated Bonds & Notes–31.38%
Advertising–0.04%
Omnicom Group, Inc.,
4.20%, 03/02/2029	318,000	312,477
2.45%, 04/30/2030	100,000	91,403
2.60%, 08/01/2031	250,000	222,242
5.30%, 06/02/2036(g)	638,000	606,056
		1,232,178
Aerospace & Defense–0.30%
BAE Systems PLC (United Kingdom),
5.00%, 03/26/2027(b)	565,000	567,152
5.13%, 03/26/2029(b)	592,000	597,823
Boeing Co. (The),
6.26%, 05/01/2027	14,000	14,166
6.30%, 05/01/2029	6,000	6,216
6.39%, 05/01/2031	4,000	4,209
6.53%, 05/01/2034	6,000	6,428
6.88%, 03/15/2039	250,000	274,272
5.81%, 05/01/2050	1,000	945
6.86%, 05/01/2054	200,000	214,390
General Dynamics Corp., 4.95%, 08/15/2035	2,000	1,966
Hexcel Corp., 5.88%, 02/26/2035	251,000	254,925
Honeywell Aerospace, Inc.,
3.90%, 03/16/2028(b)	2,148,000	2,124,277
4.00%, 03/16/2029(b)	845,000	829,648
4.30%, 03/16/2031(b)	417,000	405,825
4.60%, 03/16/2033(b)	368,000	355,903
4.95%, 03/16/2036(b)	784,000	756,050
5.73%, 03/16/2056(b)	110,000	104,843
Howmet Aerospace, Inc.,
3.75%, 03/03/2028	605,000	597,330
3.90%, 04/15/2029	187,000	183,004
4.85%, 10/15/2031	2,000	1,986
4.55%, 11/15/2032	275,000	266,812
4.75%, 04/15/2036	285,000	271,413
Huntington Ingalls Industries, Inc.,
5.35%, 01/15/2030	15,000	15,150
5.75%, 01/15/2035	155,000	157,579
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Aerospace & Defense–(continued)
L3Harris Technologies, Inc., 5.40%, 07/31/2033	$1,000	$1,006
Lockheed Martin Corp.,
4.15%, 08/15/2028	185,000	183,865
4.50%, 02/15/2029	10,000	9,970
4.40%, 08/15/2030	124,000	122,701
4.75%, 02/15/2034	2,000	1,956
4.80%, 08/15/2034	2,000	1,959
5.20%, 02/15/2064	100,000	87,282
RTX Corp.,
5.75%, 01/15/2029	5,000	5,131
6.00%, 03/15/2031	3,000	3,138
5.15%, 02/27/2033	2,000	2,005
Textron, Inc., 4.95%, 03/15/2036	39,000	37,282
		8,468,607
Agricultural & Farm Machinery–0.18%
AGCO Corp.,
5.45%, 03/21/2027	5,000	5,022
5.80%, 03/21/2034	3,000	3,015
CNH Industrial Capital LLC, 4.75%, 03/21/2028	33,000	32,993
Deere Funding Canada Corp., 4.15%, 10/09/2030	650,000	634,130
John Deere Capital Corp.,
Series I, 4.13%, 01/18/2029	3,116,000	3,089,645
3.90%, 03/09/2029	540,000	531,210
4.20%, 03/10/2031	561,000	547,083
4.70%, 06/10/2030	11,000	11,001
4.38%, 10/15/2030	246,000	242,507
5.10%, 04/11/2034	7,000	6,985
		5,103,591
Agricultural Products & Services–0.12%
Archer-Daniels-Midland Co., 3.25%, 03/27/2030	110,000	104,345
Cargill, Inc., 4.13%, 10/23/2030(b)	253,000	245,792
Imperial Brands Finance PLC (United Kingdom),
4.50%, 06/30/2028(b)	784,000	780,278
4.88%, 02/07/2032(b)	1,610,000	1,578,528
5.50%, 07/07/2036(b)	518,000	503,918
6.38%, 07/01/2055(b)	330,000	320,472
		3,533,333
Air Freight & Logistics–0.03%
GXO Logistics, Inc.,
6.25%, 05/06/2029	25,000	25,735
6.50%, 05/06/2034	282,000	292,568
United Parcel Service, Inc.,
4.65%, 10/15/2030	91,000	90,731
5.15%, 05/22/2034	3,000	3,016
5.25%, 05/14/2035	4,000	4,010
4.25%, 03/15/2049	50,000	38,924
5.50%, 05/22/2054	1,000	919
5.95%, 05/14/2055	200,000	195,801
6.05%, 05/14/2065	130,000	126,646
		778,350
Principal Amount		Value
Alternative Carriers–0.32%
Space Exploration Technologies Corp.,
5.35%, 07/15/2031(b)	$5,601,000	$5,453,590
5.65%, 07/15/2033(b)	1,910,000	1,830,812
5.88%, 07/15/2036(b)	1,797,000	1,679,842
6.60%, 07/15/2046(b)	200,000	178,504
		9,142,748
Apparel, Accessories & Luxury Goods–0.01%
Gildan Activewear, Inc. (Canada),
4.70%, 10/07/2030(b)	220,000	215,069
5.40%, 10/07/2035(b)	17,000	16,331
		231,400
Application Software–0.28%
RD Michigan Property Owner I LLC, 7.50%, 03/30/2045(b)	3,436,000	3,332,822
Roper Technologies, Inc.,
4.25%, 09/15/2028	84,000	83,213
4.50%, 10/15/2029	12,000	11,877
4.45%, 09/15/2030	97,000	95,072
4.75%, 02/15/2032	2,000	1,959
4.90%, 10/15/2034	2,000	1,901
5.10%, 09/15/2035	23,000	21,951
Salesforce, Inc.,
1.50%, 07/15/2028	440,000	415,299
4.65%, 03/15/2029	150,000	149,376
4.90%, 09/15/2031	2,427,000	2,392,311
5.55%, 03/15/2036	1,193,000	1,163,902
6.40%, 03/15/2046	470,000	452,770
		8,122,453
Asset Management & Custody Banks–0.21%
Affiliated Managers Group, Inc., 5.50%, 08/20/2034	18,000	17,704
Ameriprise Financial, Inc.,
5.70%, 12/15/2028	6,000	6,142
5.15%, 05/15/2033	1,000	998
5.20%, 04/15/2035	25,000	24,548
5.35%, 06/15/2036	468,000	458,276
Bank of New York Mellon Corp. (The),
4.33% (SOFR + 0.68%), 06/09/2028(c)	207,000	207,481
4.44%, 06/09/2028(h)	119,000	119,009
4.89%, 07/21/2028(h)	141,000	141,478
4.98%, 03/14/2030(h)	4,000	4,019
4.54%, 04/23/2032(h)	633,000	620,407
5.06%, 07/22/2032(h)	16,000	16,012
5.09%, 04/23/2037(h)	654,000	634,915
BlackRock, Inc., 4.75%, 05/25/2033	1,000	983
Blue Owl Capital Corp., 6.30%, 08/15/2031	1,192,000	1,177,161
Carlyle Group, Inc. (The), 5.05%, 09/19/2035	110,000	104,676
Citadel L.P.,
6.00%, 01/23/2030(b)	4,000	4,089
6.38%, 01/23/2032(b)	10,000	10,325
Hercules Capital, Inc., 6.30%, 07/24/2031	355,000	350,589
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Asset Management & Custody Banks–(continued)
Northern Trust Corp.,
4.15%, 11/19/2030	$182,000	$177,679
6.13%, 11/02/2032	2,000	2,115
5.12%, 11/19/2040(h)	47,000	45,037
State Street Corp., 4.78%, 10/23/2036(h)	23,000	21,908
Trinity Capital, Inc., 7.00%, 05/21/2031	1,353,000	1,359,426
Voya Global Funding, 4.60%, 11/24/2030(b)	366,000	358,306
		5,863,283
Automobile Manufacturers–1.31%
American Honda Finance Corp.,
4.70%, 01/12/2028	3,000	3,006
4.15%, 01/08/2029	690,000	679,505
2.25%, 01/12/2029	100,000	94,248
4.60%, 04/17/2030	4,000	3,940
5.85%, 10/04/2030	200,000	205,854
5.05%, 07/10/2031	110,000	109,351
4.90%, 01/10/2034	3,000	2,899
5.20%, 03/05/2035	100,000	97,589
Series A, 4.55%, 04/10/2028	690,000	688,665
4.90%, 04/10/2031	538,000	530,612
Daimler Truck Finance North America LLC (Germany),
5.00%, 01/15/2027(b)	462,000	463,352
4.30%, 08/12/2027(b)	578,000	576,836
4.15%, 01/12/2029(b)	888,000	874,894
4.65%, 10/12/2030(b)	532,000	523,911
5.00%, 10/12/2032(b)	489,000	480,768
5.38%, 01/18/2034(b)	225,000	223,304
5.63%, 01/13/2035(b)	212,000	212,063
Daimler Trucks Finance North America LLC (Germany), 5.13%, 01/19/2028(b)	487,000	490,429
Ford Motor Credit Co. LLC,
5.92%, 03/20/2028	669,000	676,474
6.80%, 11/07/2028	735,000	756,891
General Motors Co., 6.60%, 04/01/2036	100,000	105,426
Honda Motor Co. Ltd. (Japan),
4.44%, 07/08/2028	578,000	574,896
4.69%, 07/08/2030	190,000	187,509
5.34%, 07/08/2035	200,000	196,606
Hyundai Capital America,
5.25%, 01/08/2027(b)	26,000	26,088
4.88%, 06/23/2027(b)	252,000	252,929
5.00%, 01/07/2028(b)	119,000	119,359
5.60%, 03/30/2028(b)	4,000	4,048
4.60%, 04/06/2028(b)	1,880,000	1,873,772
4.50%, 06/16/2028(b)	5,280,000	5,250,026
4.25%, 01/08/2029(b)	1,023,000	1,007,418
5.35%, 03/19/2029(b)	4,000	4,035
4.75%, 04/06/2029(b)	1,136,000	1,128,446
4.75%, 06/18/2029(b)	2,467,000	2,450,652
5.30%, 01/08/2030(b)	48,000	48,359
5.80%, 04/01/2030(b)	2,000	2,043
5.00%, 06/18/2031(b)	1,120,000	1,107,687
5.25%, 06/21/2033(b)	1,395,000	1,372,335
Principal Amount		Value
Automobile Manufacturers–(continued)
Hyundai Capital Services, Inc. (South Korea), 5.25%, 01/22/2028(b)	$2,323,000	$2,337,022
Mercedes-Benz Finance North America LLC (Germany),
4.80%, 01/11/2027(b)	455,000	455,876
4.13%, 03/10/2028(b)	1,072,000	1,062,750
5.10%, 08/03/2028(b)	465,000	468,142
4.85%, 01/11/2029(b)	537,000	537,069
8.50%, 01/18/2031	100,000	113,469
PACCAR Financial Corp.,
4.25%, 06/23/2027	321,000	321,307
4.60%, 01/10/2028	5,000	5,015
4.00%, 09/26/2029	45,000	44,341
Series R, 4.00%, 11/07/2028	507,000	501,352
3.90%, 02/05/2029	851,000	838,601
Toyota Motor Credit Corp.,
4.63%, 01/12/2028	4,000	4,015
4.55%, 08/09/2029	20,000	19,920
5.55%, 11/20/2030	110,000	113,044
Series B, 4.05%, 03/13/2029	1,360,000	1,341,687
4.55%, 05/14/2031	2,239,000	2,203,465
4.60%, 03/11/2033	538,000	520,410
Volkswagen Group of America Finance LLC (Germany),
4.90%, 08/14/2026(b)	644,000	644,085
5.30%, 03/22/2027(b)	724,000	727,126
5.25%, 03/22/2029(b)(g)	697,000	700,615
4.95%, 08/15/2029(b)	724,000	721,221
5.60%, 03/22/2034(b)	330,000	326,910
		37,413,667
Automotive Parts & Equipment–0.46%
BMW US Capital LLC (Germany),
4.15%, 08/11/2027(b)	362,000	361,089
4.30%, 03/17/2028(b)	4,884,000	4,856,334
4.40%, 03/19/2029(b)	2,072,000	2,049,943
4.50%, 08/11/2030(b)	64,000	62,704
4.65%, 03/19/2031(b)	1,408,000	1,377,435
5.00%, 03/19/2033(b)	568,000	553,626
ERAC USA Finance LLC,
4.60%, 05/01/2028(b)	4,000	4,000
5.00%, 02/15/2029(b)	6,000	6,038
4.50%, 10/30/2029(b)	1,738,000	1,718,850
4.70%, 04/30/2031(b)	1,622,000	1,601,643
4.90%, 05/01/2033(b)	1,000	980
5.25%, 04/30/2036(b)	680,000	665,568
Magna International, Inc. (Canada), 5.88%, 06/01/2035	2,000	2,053
		13,260,263
Automotive Retail–0.00%
AutoZone, Inc., 5.20%, 08/01/2033	1,000	991
O’Reilly Automotive, Inc., 5.00%, 08/19/2034	5,000	4,860
		5,851
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Biotechnology–0.01%
AbbVie, Inc.,
4.80%, 03/15/2027	$54,000	$54,143
4.80%, 03/15/2029	34,000	34,113
4.95%, 03/15/2031	110,000	110,535
5.05%, 03/15/2034	3,000	2,978
Amgen, Inc.,
5.15%, 03/02/2028	4,000	4,032
5.25%, 03/02/2030	4,000	4,049
Gilead Sciences, Inc., 5.25%, 10/15/2033	1,000	1,010
		210,860
Brewers–0.02%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 5.00%, 06/15/2034	110,000	109,077
Maple Parent Holdings Corp., 4.75%, 03/26/2029(b)	586,000	583,822
		692,899
Broadline Retail–0.77%
Amazon.com, Inc.,
4.60%, 07/09/2029	7,257,000	7,233,513
4.25%, 03/13/2031	2,078,000	2,016,330
4.80%, 07/09/2031	6,578,000	6,517,381
4.35%, 03/20/2033	100,000	95,521
4.88%, 03/13/2036	1,482,000	1,418,998
5.30%, 07/09/2036	3,621,000	3,559,150
5.65%, 03/13/2046	821,000	768,385
5.80%, 03/13/2056	256,000	235,563
5.55%, 11/20/2065	100,000	86,620
		21,931,461
Building Products–0.05%
CRH America Finance, Inc.,
4.40%, 02/09/2031	326,000	318,263
5.00%, 02/09/2036	57,000	54,676
5.60%, 02/09/2056	1,000	934
Owens Corning, 5.95%, 06/15/2054	220,000	211,068
Rentokil Terminix Funding PLC (United Kingdom), 4.63%, 04/23/2031(b)	946,000	920,172
		1,505,113
Cable & Satellite–0.04%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
3.75%, 02/15/2028	340,000	332,871
5.05%, 03/30/2029	175,000	173,118
2.30%, 02/01/2032	200,000	166,390
6.65%, 02/01/2034	3,000	2,983
5.85%, 12/01/2035	22,000	20,555
6.70%, 12/01/2055	14,000	12,366
Comcast Corp.,
4.80%, 05/15/2033	300,000	288,852
5.35%, 05/15/2053	200,000	162,986
Time Warner Cable LLC, 6.75%, 06/15/2039	120,000	113,146
		1,273,267
Principal Amount		Value
Cargo Ground Transportation–0.26%
Fedex Freight Holding Co., Inc.,
4.30%, 03/15/2029(b)	$438,000	$430,431
4.65%, 03/15/2031(b)	600,000	584,392
4.95%, 03/15/2033(b)	98,000	94,639
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.35%, 01/12/2027(b)	3,000	3,010
5.70%, 02/01/2028(b)	4,000	4,052
5.55%, 05/01/2028(b)	5,000	5,056
6.05%, 08/01/2028(b)	4,000	4,086
5.25%, 02/01/2030(b)	94,000	94,372
4.55%, 01/15/2031(b)	312,000	306,009
Ryder System, Inc.,
4.90%, 12/01/2029	33,000	33,066
5.00%, 09/15/2031	5,998,000	5,962,722
		7,521,835
Casinos & Gaming–0.01%
Las Vegas Sands Corp., 5.63%, 06/15/2028	300,000	302,835
Coal & Consumable Fuels–0.34%
Australian MetCoal Financing Pty Ltd. (Australia),
6.25%, 10/22/2031(b)	461,000	465,105
6.75%, 04/22/2034(b)	531,000	539,836
Rio Grande LNG LLC,
5.25%, 06/30/2031(b)	2,634,000	2,602,304
5.50%, 01/30/2034(b)	1,820,000	1,780,467
5.75%, 06/30/2036(b)	2,887,000	2,804,289
6.15%, 06/30/2041(b)	1,535,000	1,485,930
		9,677,931
Commercial & Residential Mortgage Finance–0.18%
Aviation Capital Group LLC,
6.75%, 10/25/2028(b)	8,000	8,286
4.25%, 04/30/2029(b)	150,000	147,143
4.80%, 10/24/2030(b)	273,000	268,270
Nationwide Building Society (United Kingdom),
6.56%, 10/18/2027(b)(h)	631,000	633,311
5.05%, 07/14/2032(b)(h)	4,010,000	3,958,515
Radian Group, Inc., 6.20%, 05/15/2029	9,000	9,269
		5,024,794
Computer & Electronics Retail–0.03%
Dell International LLC/EMC Corp.,
5.50%, 04/01/2035	49,000	48,690
8.35%, 07/15/2046	240,000	290,612
Leidos, Inc.,
4.10%, 03/15/2029	592,000	580,541
5.75%, 03/15/2033	2,000	2,033
		921,876
Construction & Engineering–0.01%
WSP Global, Inc. (Canada), 5.04%, 09/18/2031(b)	300,000	295,803
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Construction Machinery & Heavy Transportation Equipment– 0.37%
Caterpillar Financial Services Corp.,
3.95%, 11/14/2028	$815,000	$805,666
3.75%, 02/23/2029	2,797,000	2,741,478
4.13% (SOFR + 0.49%), 02/23/2029(c)	1,439,000	1,438,449
Series L, 4.50%, 05/15/2031	1,326,000	1,307,660
Caterpillar, Inc.,
2.60%, 09/19/2029	500,000	471,339
5.20%, 05/15/2035	14,000	14,023
Cummins, Inc.,
4.70%, 02/15/2031	206,000	205,090
5.30%, 05/09/2035	15,000	14,977
Komatsu Finance America, Inc.,
5.65%, 10/06/2027(b)	637,000	642,822
4.20%, 09/18/2030(b)	921,000	896,362
SMBC Aviation Capital Finance DAC (Ireland), 4.95%, 07/23/2029(b)	2,033,000	2,028,901
Westinghouse Air Brake Technologies Corp.,
4.90%, 05/29/2030	102,000	101,724
5.50%, 05/29/2035	35,000	35,086
		10,703,577
Consumer Finance–0.18%
Ally Financial, Inc., 8.00%, 11/01/2031	260,000	287,011
American Express Co.,
4.73%, 04/25/2029(h)	69,000	69,068
4.94% (SOFR + 1.26%), 04/25/2029(c)	221,000	223,564
4.35%, 07/20/2029(h)	349,000	347,052
4.48% (SOFR + 0.81%), 07/20/2029(c)	521,000	523,559
5.53%, 04/25/2030(h)	30,000	30,525
4.44%, 05/03/2030(h)	2,676,000	2,649,841
5.02%, 04/25/2031(h)	150,000	150,513
4.99%, 05/26/2033(h)	220,000	216,246
4.92%, 07/20/2033(h)	174,000	171,643
4.80%, 10/24/2036(h)	126,000	119,452
Capital One Financial Corp.,
4.49%, 09/11/2031(h)	185,000	180,348
5.40%, 01/30/2037(h)	32,000	30,974
Synchrony Financial, 5.02%, 07/29/2029(h)	37,000	36,906
		5,036,702
Consumer Staples Merchandise Retail–0.00%
Target Corp., 4.50%, 09/15/2032	2,000	1,976
Data Center REITs–0.01%
Equinix, Inc., 3.20%, 11/18/2029	200,000	189,091
Distillers & Vintners–0.01%
Brown-Forman Corp., 4.75%, 04/15/2033	150,000	146,485
Constellation Brands, Inc.,
4.80%, 05/01/2030	24,000	23,848
4.90%, 05/01/2033	2,000	1,949
4.95%, 11/01/2035	14,000	13,372
Principal Amount		Value
Distillers & Vintners–(continued)
Diageo Capital PLC (United Kingdom), 5.50%, 01/24/2033	$200,000	$202,827
		388,481
Distributors–0.00%
Genuine Parts Co.,
6.50%, 11/01/2028	4,000	4,128
4.95%, 08/15/2029	54,000	53,652
6.88%, 11/01/2033	3,000	3,216
		60,996
Diversified Banks–7.95%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 4.97%, 05/08/2031	1,200,000	1,187,785
Banco Santander S.A. (Spain),
3.80%, 02/23/2028	200,000	197,196
5.55%, 03/14/2028(h)	600,000	603,285
4.60%, 04/15/2029	1,400,000	1,389,061
5.07%, 11/06/2030	800,000	782,033
4.87%, 04/15/2031	1,200,000	1,182,089
Bank of America Corp.,
3.82%, 01/20/2028(h)	400,000	398,980
4.95%, 07/22/2028(h)	2,000	2,006
6.20%, 11/10/2028(h)	100,000	101,955
4.51% (SOFR + 0.83%), 01/24/2029(c)	49,000	49,153
5.20%, 04/25/2029(h)	5,000	5,042
4.62%, 05/09/2029(h)	87,000	86,830
5.82%, 09/15/2029(h)	5,000	5,101
4.48%, 04/23/2030(h)	415,000	410,519
4.69% (SOFR + 1.01%), 01/24/2031(c)	41,000	41,214
5.16%, 01/24/2031(h)	25,000	25,129
4.46%, 02/06/2032(h)	952,000	926,467
4.70%, 04/23/2032(h)	241,000	236,553
5.52%, 10/25/2035(h)	200,000	197,839
2.48%, 09/21/2036(h)	220,000	189,933
3.85%, 03/08/2037(h)	220,000	202,294
5.49%, 04/23/2037(h)	951,000	926,843
Series N, 4.55% (SOFR + 0.87%), 02/06/2032(c)	1,215,000	1,211,797
Series RR, 4.38%(h)(i)	312,000	310,263
Bank of Montreal (Canada), Series J, 4.34%, 03/19/2030(g)(h)	785,000	776,096
Bank of New York Mellon (The), 4.73%, 04/20/2029(h)	804,000	805,861
Bank of New Zealand (New Zealand), 5.70%, 01/28/2035(b)(g)(h)	809,000	818,264
Bank of Nova Scotia (The) (Canada),
4.58%, 06/05/2029(h)	3,928,000	3,911,646
4.90%, 06/05/2032(h)	2,628,000	2,594,607
8.63%, 10/27/2082(h)	1,146,000	1,187,210
8.00%, 01/27/2084(h)	649,000	681,122
6.88%, 10/27/2085(h)	227,000	225,513
Banque Federative du Credit Mutuel S.A. (France), 5.15%, 07/09/2032(b)(h)	4,642,000	4,582,846
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Barclays PLC (United Kingdom),
6.50%, 09/13/2027(h)	$400,000	$400,850
4.48%, 11/11/2029(h)	759,000	751,240
4.22%, 05/24/2030(h)	1,026,000	1,003,525
4.57% (SOFR + 0.93%), 05/24/2030(c)	824,000	824,329
4.91%, 06/26/2030(h)	3,083,000	3,067,042
5.37%, 02/25/2031(h)	666,000	669,905
4.52%, 02/24/2032(h)	741,000	716,567
5.10%, 06/26/2032(h)	3,845,000	3,796,882
7.44%, 11/02/2033(h)	200,000	220,565
BNP Paribas S.A. (France),
4.79%, 05/09/2029(b)(h)	593,000	592,185
5.06% (SOFR + 1.43%), 05/09/2029(b)(c)	789,000	797,044
5.09%, 05/09/2031(b)(h)	780,000	778,989
7.20%(b)(h)(i)	401,000	398,332
CaixaBank S.A. (Spain), 4.89%, 07/03/2031(b)(h)	622,000	615,760
Canadian Imperial Bank of Commerce (Canada), 6.75%, 01/28/2087(h)	7,201,000	7,103,227
Citigroup, Inc.,
4.77% (SOFR + 1.14%), 05/07/2028(c)	187,000	187,785
5.17%, 02/13/2030(h)	10,000	10,059
4.54%, 09/19/2030(h)	59,000	58,306
4.41%, 03/31/2031(h)	300,000	293,656
5.09% (SOFR + 1.46%), 05/07/2031(c)	540,000	550,149
4.50%, 09/11/2031(h)	266,000	259,967
6.17%, 05/25/2034(h)	4,000	4,106
5.41%, 09/19/2039(h)	19,000	18,427
5.61%, 03/04/2056(h)	3,000	2,809
6.63%(h)(i)	5,390,000	5,418,050
Series JJ, 6.50%(h)(i)	3,997,000	3,992,645
Cooperatieve Rabobank U.A. (Netherlands),
4.33%, 08/28/2026	958,000	958,192
3.96%, 10/17/2028	959,000	948,814
Credit Agricole S.A. (France),
5.19%, 08/01/2032(b)(h)	4,000,000	3,972,795
4.82%, 09/25/2033(b)(h)	728,000	704,242
Danske Bank A/S (Denmark),
4.66%, 03/27/2029(b)(h)	945,000	944,588
5.00%, 03/27/2032(b)(h)	739,000	731,940
Depository Trust Co. (The),
4.30%, 03/27/2029(b)	1,213,000	1,202,739
4.55%, 03/27/2031(b)	1,061,000	1,046,982
Federation des Caisses Desjardins du Quebec (Canada), 5.02%, 05/27/2031(b)	2,822,000	2,812,709
Fifth Third Bancorp,
1.71%, 11/01/2027(h)	4,000	3,972
6.34%, 07/27/2029(h)	3,000	3,086
5.98%, 01/30/2030(b)(h)	4,000	4,095
4.77%, 07/28/2030(h)	4,000	3,979
4.90%, 09/06/2030(h)	300,000	299,189
5.63%, 01/29/2032(h)	4,000	4,069
4.57%, 04/29/2032(h)	461,000	448,083
Principal Amount		Value
Diversified Banks–(continued)
Goldman Sachs Bank USA, 4.66%, 06/03/2029(h)	$3,176,000	$3,168,273
HSBC Holdings PLC (United Kingdom),
5.89%, 08/14/2027(h)	569,000	569,212
5.60%, 05/17/2028(h)	751,000	756,285
5.21%, 08/11/2028(h)	630,000	633,097
4.67% (SOFR + 1.04%), 11/19/2028(c)	760,000	763,713
5.55%, 03/04/2030(h)	200,000	202,781
4.40%, 03/10/2030(h)	1,018,000	1,003,985
4.71%, 05/12/2030(h)	1,107,000	1,097,850
4.92% (SOFR + 1.29%), 11/19/2030(c)	724,000	731,933
5.29%, 11/19/2030(h)	642,000	645,734
5.13%, 03/03/2031(h)	585,000	584,270
5.24%, 05/13/2031(h)	739,000	740,734
2.36%, 08/18/2031(h)	300,000	269,422
4.68%, 03/10/2032(h)	757,000	739,297
5.72%, 03/04/2035(h)	220,000	221,859
5.79%, 05/13/2036(h)	220,000	221,776
6.33%, 03/09/2044(h)	341,000	350,306
6.75%(h)(i)	776,000	780,629
6.88%(h)(i)	720,000	732,440
7.00%(h)(i)	387,000	393,589
Series 1, 6.75%(h)(i)	763,000	757,687
HSBC USA, Inc., 4.65%, 06/03/2028	767,000	767,962
ING Bank N.V. (Netherlands), 4.56%, 07/07/2029(b)	3,754,000	3,739,040
ING Groep N.V. (Netherlands), 5.34%, 03/19/2030(h)	587,000	593,802
Intesa Sanpaolo S.p.A. (Italy),
5.00%, 06/29/2030(b)(h)	1,193,000	1,187,927
5.20%, 06/29/2032(b)(h)	2,545,000	2,517,673
JPMorgan Chase & Co.,
4.25%, 10/01/2027	110,000	109,763
5.57%, 04/22/2028(h)	24,000	24,167
4.85%, 07/25/2028(h)	3,000	3,006
4.47% (SOFR + 0.80%), 01/24/2029(c)	77,000	77,282
4.92%, 01/24/2029(h)	21,000	21,081
5.30%, 07/24/2029(h)	5,000	5,053
6.09%, 10/23/2029(h)	4,000	4,108
5.01%, 01/23/2030(h)	4,000	4,012
5.58%, 04/22/2030(h)	17,000	17,286
4.41%, 04/23/2030(h)	1,785,000	1,761,253
5.00%, 07/22/2030(h)	34,000	34,065
4.86%, 07/23/2030(h)	3,194,000	3,187,708
4.60%, 10/22/2030(h)	59,000	58,417
5.14%, 01/24/2031(h)	46,000	46,179
5.10%, 04/22/2031(h)	80,000	80,237
4.26%, 10/22/2031(h)	316,000	306,142
4.35%, 01/22/2032(h)	411,000	398,472
4.62%, 04/23/2032(h)	1,741,000	1,703,655
5.04%, 07/23/2032(h)	2,061,000	2,052,450
2.55%, 11/08/2032(h)	340,000	298,998
4.59%, 04/26/2033(h)	1,000	972
5.72%, 09/14/2033(h)	2,000	2,037
4.81%, 10/22/2036(h)	68,000	64,588
4.90%, 01/22/2037(h)	113,000	107,864
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
5.15%, 04/23/2037(h)	$396,000	$384,131
5.80%, 07/23/2041(h)	2,553,000	2,528,156
5.53%, 11/29/2045(h)	2,000	1,906
Series 1, 4.52% (SOFR + 0.85%), 07/23/2030(c)	4,352,000	4,359,355
Series NN, 6.88%(h)(i)	20,000	20,664
Series PP, 6.10%(h)(i)	4,487,000	4,470,985
KeyBank N.A., 5.85%, 11/15/2027	936,000	949,100
KeyCorp, 5.31%, 01/28/2037(h)	40,000	38,732
Lloyds Banking Group PLC (United Kingdom),
4.43%, 11/04/2031(h)	603,000	586,956
6.63%(g)(h)(i)	292,000	287,222
Macquarie Bank Ltd. (Australia),
4.16% (SOFR + 0.48%), 02/03/2028(b)(c)(g)	746,000	747,041
5.82%, 06/10/2037(b)(h)	3,026,000	2,961,585
Mitsubishi Ufj Financial Group, Inc. (Japan),
4.59%, 04/18/2030(h)	996,000	987,905
4.98%, 07/24/2030(h)	1,756,000	1,757,814
4.85%, 04/21/2032(h)	647,000	637,671
5.19%, 07/23/2032(h)	1,331,000	1,329,174
2.85%, 01/19/2033(h)	200,000	177,672
5.33%, 04/21/2037(h)	731,000	714,154
5.87%, 04/21/2047(h)	746,000	725,394
6.05%, 07/24/2047(h)	1,097,000	1,088,920
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.02%, 07/20/2028(h)	699,000	701,526
5.15% (SOFR + 1.48%), 04/24/2031(c)	576,000	587,830
5.16%, 04/24/2031(h)	600,000	600,855
4.53%, 09/12/2031(h)	548,000	535,869
5.19%, 09/12/2036(h)	303,000	294,979
6.35%(g)(h)(i)	4,646,000	4,600,330
8.20%(h)(i)	4,274,000	4,596,289
Mizuho Bank Ltd. (Japan),
5.19%, 04/16/2036(b)	593,000	579,768
5.77%, 04/16/2046(b)	748,000	719,728
Mizuho Financial Group, Inc. (Japan),
4.02%, 03/05/2028	400,000	396,610
5.78%, 07/06/2029(h)	578,000	589,082
5.38%, 07/10/2030(h)	599,000	606,153
4.78%, 07/13/2030(h)	6,515,000	6,477,439
4.71%, 07/08/2031(h)	768,000	757,342
4.91% (SOFR + 1.25%), 07/08/2031(c)(g)	798,000	808,141
4.97%, 07/13/2032(h)	4,279,000	4,229,043
5.82%, 07/13/2047(h)	5,002,000	4,791,059
Morgan Stanley Bank N.A.,
4.45%, 10/15/2027(h)	944,000	943,979
4.95%, 01/14/2028(h)	850,000	852,159
4.56% (SOFR + 0.90%), 01/12/2029(c)(g)	868,000	871,031
5.02%, 01/12/2029(h)	850,000	854,091
4.61% (SOFR + 0.98%), 05/10/2030(c)	3,342,000	3,361,064
Principal Amount		Value
Diversified Banks–(continued)
Morgan Stanley Private Bank N.A.,
4.43% (SOFR + 0.77%), 07/06/2028(c)	$1,034,000	$1,035,954
4.47%, 07/06/2028(h)	1,033,000	1,031,567
4.21%, 02/08/2030(h)	1,324,000	1,301,837
4.40% (SOFR + 0.77%), 02/08/2030(c)	1,709,000	1,704,392
4.73%, 07/18/2031(h)	962,000	949,777
4.47%, 11/19/2031(h)	300,000	292,055
National Securities Clearing Corp.,
5.10%, 11/21/2027(b)	837,000	843,943
5.00%, 05/30/2028(b)	928,000	935,630
Nordea Bank Abp (Finland), 6.75%(b)(h)(i)	245,000	244,373
Pinnacle Bank, 5.96%, 01/15/2036(h)	1,078,000	1,062,332
PNC Financial Services Group, Inc. (The),
6.62%, 10/20/2027(h)	6,000	6,026
4.08%, 01/26/2029(h)	410,000	406,189
4.30% (SOFR + 0.62%), 01/26/2029(c)	676,000	675,688
5.58%, 06/12/2029(h)	5,000	5,075
4.36% (SOFR + 0.68%), 10/26/2029(c)	4,432,000	4,428,967
4.62%, 10/26/2029(h)	3,519,000	3,508,115
4.90%, 05/13/2031(h)	165,000	164,421
5.07%, 01/24/2034(h)	110,000	108,260
5.37%, 07/21/2036(h)	19,000	18,785
5.42%, 01/25/2041(h)	65,000	62,329
Royal Bank of Canada (Canada),
4.95%, 02/01/2029	4,000	4,029
7.50%, 05/02/2084(h)	590,000	609,691
6.50%, 11/24/2085(h)	287,000	278,814
6.50%, 05/24/2086(h)	784,000	769,122
Societe Generale S.A. (France), 4.86%, 07/07/2029(b)(h)	3,350,000	3,337,454
Standard Chartered PLC (United Kingdom),
6.75%, 02/08/2028(b)(g)(h)	580,000	586,073
4.58% (SOFR + 0.92%), 01/13/2030(b)(c)	2,804,000	2,809,652
7.02%, 02/08/2030(b)(h)	582,000	609,551
5.01%, 10/15/2030(b)(h)	756,000	754,885
5.24%, 05/13/2031(b)(g)(h)	689,000	692,387
5.31% (SOFR + 1.68%), 05/13/2031(b)(c)(g)	703,000	721,302
2.68%, 06/29/2032(b)(h)	1,468,000	1,301,978
Sumitomo Mitsui Financial Group, Inc. (Japan),
4.93%, 07/07/2032(h)	1,604,000	1,585,145
5.14%, 07/07/2034(h)	664,000	652,699
5.33%, 03/03/2041(h)	564,000	538,745
5.75%, 07/07/2047(h)	1,010,000	967,603
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 09/14/2026(b)	650,000	651,107
5.20%, 03/07/2027(b)	734,000	738,041
5.55%, 09/14/2028(b)	637,000	648,419
5.20%, 03/07/2029(b)	684,000	691,353
4.35%, 09/11/2030(b)	795,000	780,359
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Sumitomo Mitsui Trust Group, Inc. (Japan), 5.42%, 09/11/2036(b)(h)	$281,000	$271,332
Toronto-Dominion Bank (The) (Canada),
4.78%, 12/17/2029	500,000	501,105
2.45%, 01/12/2032	200,000	176,148
4.93%, 10/15/2035	33,000	31,672
8.13%, 10/31/2082(h)	701,000	722,739
Truist Bank,
4.44% (SOFR + 0.77%), 07/24/2028(c)	989,000	990,275
2.25%, 03/11/2030	250,000	226,563
U.S. Bancorp,
5.78%, 06/12/2029(h)	110,000	112,045
4.48%, 01/26/2032(h)	528,000	514,749
4.97%, 07/22/2033(h)	110,000	107,728
UBS AG (Switzerland),
4.13% (SOFR + 0.50%), 05/17/2027(c)	1,196,000	1,195,203
5.65%, 09/11/2028	751,000	767,246
4.30%, 03/16/2029(h)	1,601,000	1,592,628
Wells Fargo & Co.,
4.45% (SOFR + 0.78%), 01/24/2028(c)	90,000	90,180
5.71%, 04/22/2028(h)	17,000	17,132
4.15%, 01/24/2029	330,000	325,798
5.04% (SOFR + 1.37%), 04/23/2029(c)	106,000	107,290
4.58%, 05/20/2029(h)	3,961,000	3,948,191
5.57%, 07/25/2029(h)	5,000	5,077
6.30%, 10/23/2029(h)	6,000	6,187
4.18%, 01/23/2030(h)	285,000	280,443
5.20%, 01/23/2030(h)	8,000	8,063
5.15%, 04/23/2031(h)	147,000	147,637
4.84%, 05/20/2032(h)	1,619,000	1,597,369
4.89%, 09/15/2036(h)	360,000	344,457
4.96%, 01/23/2037(h)	107,000	102,128
5.43%, 01/23/2047(h)	19,000	17,511
7.63%(h)(i)	6,000	6,282
Series W, 4.90%, 01/24/2028(h)	34,000	34,064
Series GG, 6.13%(g)(h)(i)	1,889,000	1,888,919
Westpac Banking Corp. (Australia),
4.15%, 05/11/2028	1,674,000	1,666,345
4.48% (SOFR + 0.82%), 07/01/2030(c)	128,000	129,143
6.82%, 11/17/2033	2,000	2,146
2.67%, 11/15/2035(h)	100,000	89,532
		227,460,833
Diversified Capital Markets–0.48%
Deutsche Bank AG (Germany),
5.37%, 01/10/2029(h)	533,000	536,864
6.82%, 11/20/2029(h)	150,000	156,120
4.47%, 12/10/2031(h)	441,000	430,021
5.06%, 04/14/2032(g)(h)	580,000	573,247
Principal Amount		Value
Diversified Capital Markets–(continued)
UBS Group AG (Switzerland),
4.75%, 05/12/2028(b)(h)	$756,000	$756,962
5.43%, 02/08/2030(b)(h)	749,000	756,975
4.40%, 09/23/2031(b)(h)	660,000	640,284
5.01%, 03/23/2037(b)(h)	387,000	368,632
4.88%(b)(h)(i)	2,110,000	2,108,797
6.60%(b)(h)(i)	678,000	684,396
6.88%(b)(h)(i)	5,066,000	5,029,927
7.00%(b)(h)(i)	354,000	352,273
7.13%(b)(h)(i)	369,000	369,157
Series 28, 9.25%(b)(h)(i)	594,000	636,446
Series 33, 9.25%(b)(h)(i)	392,000	449,476
		13,849,577
Diversified Chemicals–0.01%
LYB International Finance III LLC, 6.15%, 05/15/2035	200,000	203,112
Diversified Financial Services–0.81%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
5.10%, 01/19/2029	547,000	549,431
6.50%, 01/31/2056(h)	524,000	526,931
Aircastle Ltd./Aircastle Ireland DAC,
5.00%, 09/15/2030(b)	588,000	581,651
5.00%, 05/15/2031(b)	812,000	798,500
Amrize Finance US LLC,
4.60%, 04/07/2027	50,000	50,071
4.70%, 04/07/2028	73,000	73,017
4.95%, 04/07/2030	34,000	34,011
Apollo Global Management, Inc., 5.70%, 03/30/2036	130,000	128,326
Avolon Holdings Funding Ltd. (Ireland),
4.95%, 01/15/2028(b)	62,000	62,138
6.38%, 05/04/2028(b)	5,000	5,117
4.20%, 04/15/2029(b)	588,000	575,055
4.70%, 01/30/2031(b)	828,000	806,667
4.95%, 10/15/2032(b)	451,000	435,405
BlackRock Funding, Inc.,
4.70%, 03/14/2029	110,000	110,502
4.90%, 01/08/2035	3,000	2,949
5.35%, 01/08/2055	100,000	90,656
Citadel Finance LLC,
4.75%, 02/14/2029(b)	1,172,000	1,149,424
5.90%, 02/10/2030(b)	971,000	975,055
5.15%, 02/14/2031(b)	1,061,000	1,032,132
Citadel Securities Global Holdings LLC,
5.50%, 06/18/2030(b)	743,000	746,818
5.13%, 01/27/2032(b)	1,026,000	1,004,244
6.20%, 06/18/2035(b)	371,000	373,329
5.75%, 03/27/2036(b)	817,000	796,173
Corebridge Financial, Inc.,
3.90%, 04/05/2032	120,000	111,437
6.05%, 09/15/2033	2,000	2,060
5.75%, 01/15/2034	3,000	3,036
GABX Leasing LLC, 4.63%, 04/15/2031(b)	864,000	843,684
HUT 8 DC LLC, 6.19%, 11/15/2042(b)	296,000	287,976
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Diversified Financial Services–(continued)
Jackson Financial, Inc.,
5.67%, 06/08/2032	$180,000	$179,454
6.15%, 01/15/2037	1,294,000	1,265,419
LPL Holdings, Inc.,
5.70%, 05/20/2027	25,000	25,204
5.20%, 03/15/2030	72,000	71,935
5.15%, 06/15/2030	55,000	54,838
5.65%, 03/15/2035	25,000	24,406
LSEG US Fin Corp. (United Kingdom),
4.25%, 03/23/2029(b)	1,475,000	1,454,775
4.50%, 03/23/2031(b)	1,012,000	987,935
5.25%, 03/23/2036(b)	404,000	393,820
Mitsubishi HC Finance America LLC (Japan), 5.20%, 07/21/2031(b)	3,516,000	3,495,317
Pershing Square Holdings Ltd., 5.50%, 10/28/2032(b)	2,936,000	2,878,142
Wynnton Funding Trust II, 5.99%, 08/15/2055(b)	116,000	111,523
		23,098,563
Diversified Metals & Mining–0.09%
BHP Billiton Finance (USA) Ltd. (Australia),
5.10%, 09/08/2028	5,000	5,051
5.25%, 09/08/2030	5,000	5,071
5.13%, 02/21/2032	240,000	241,059
5.25%, 09/08/2033	2,000	2,007
5.75%, 09/05/2055	2,000	1,930
Glencore Funding LLC (Australia),
4.91%, 04/01/2028(b)	95,000	95,252
5.37%, 04/04/2029(b)	6,000	6,076
5.19%, 04/01/2030(b)	62,000	62,205
4.90%, 07/01/2031(b)	773,000	764,763
5.20%, 07/01/2033(b)	702,000	691,990
5.63%, 04/04/2034(b)	3,000	3,020
Rio Tinto Alcan, Inc. (Canada), 6.13%, 12/15/2033	400,000	419,849
Rio Tinto Finance (USA) PLC (Australia),
4.38%, 03/12/2027	41,000	41,042
4.50%, 03/14/2028	5,000	5,007
4.88%, 03/14/2030	62,000	62,106
5.00%, 03/14/2032	26,000	25,991
		2,432,419
Diversified REITs–0.01%
ERP Operating L.P., 4.95%, 06/15/2032	32,000	31,806
Highwoods Realty L.P., 2.60%, 02/01/2031	120,000	106,696
		138,502
Diversified Support Services–0.05%
Element Fleet Management Corp. (Canada),
6.32%, 12/04/2028(b)	5,000	5,162
4.80%, 05/29/2029(b)	1,344,000	1,336,087
5.04%, 03/25/2030(b)	82,000	81,675
		1,422,924
Principal Amount		Value
Electric Utilities–3.74%
AEP Texas, Inc.,
3.95%, 06/01/2028(b)	$2,489,000	$2,455,515
5.70%, 05/15/2034	21,000	21,251
5.85%, 10/15/2055	200,000	186,009
AEP Transmission Co. LLC, 5.38%, 06/15/2035	2,000	1,990
Alabama Power Co.,
Series C, 4.30%, 03/15/2031	215,000	209,858
5.85%, 11/15/2033	2,000	2,071
5.10%, 04/02/2035	2,000	1,976
American Electric Power Co., Inc.,
5.75%, 11/01/2027	3,000	3,041
5.20%, 01/15/2029	4,000	4,043
Series C, 5.80%, 03/15/2056(h)	561,000	551,275
Series D, 6.05%, 03/15/2056(h)	3,000	2,949
Arizona Public Service Co., 5.90%, 08/15/2055	3,000	2,864
Baltimore Gas and Electric Co., 5.45%, 06/01/2035	3,000	2,993
Capital Power (US Holdings), Inc. (Canada),
5.26%, 06/01/2028(b)	68,000	68,251
6.19%, 06/01/2035(b)	15,000	15,189
CenterPoint Energy Houston Electric LLC,
4.80%, 03/15/2030	43,000	42,958
5.05%, 03/01/2035	2,000	1,950
Chpe LLC,
4.88%, 06/30/2031(b)	1,636,000	1,612,796
5.10%, 06/30/2033(b)	338,000	332,637
5.35%, 06/30/2036(b)	1,091,000	1,063,277
5.88%, 06/29/2046(b)	898,000	866,081
Commonwealth Edison Co.,
3.70%, 08/15/2028	400,000	393,278
5.95%, 06/01/2055	2,000	1,940
Connecticut Light and Power Co. (The), 4.95%, 08/15/2034	1,000	975
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	2,000	2,036
5.75%, 11/15/2055	2,000	1,877
Constellation Energy Generation LLC,
3.90%, 01/08/2028	837,000	829,829
4.55%, 06/01/2029	2,907,000	2,885,109
4.80%, 01/15/2032	1,699,000	1,666,366
6.13%, 01/15/2034	2,000	2,087
5.30%, 06/01/2036	1,416,000	1,376,397
6.50%, 10/01/2053	1,000	1,026
5.75%, 03/15/2054	1,000	938
5.88%, 01/15/2066	18,000	16,635
Duke Energy Carolinas LLC,
4.85%, 03/15/2030	34,000	34,067
5.25%, 03/15/2035	21,000	20,910
5.15%, 06/15/2036	814,000	795,514
5.35%, 01/15/2053	1,000	899
5.75%, 06/15/2056	1,813,000	1,719,054
Duke Energy Corp., 4.85%, 01/05/2029	4,000	4,012
Duke Energy Florida LLC, 4.20%, 12/01/2030	227,000	221,103
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
Duke Energy Indiana LLC,
5.40%, 04/01/2053	$1,000	$901
5.90%, 05/15/2055	1,000	963
Edison International, 5.00%, 05/05/2028	440,000	440,338
Electricite de France S.A. (France),
5.70%, 05/23/2028(b)	627,000	636,974
5.25%, 04/22/2036(b)	6,138,000	5,916,836
6.38%, 01/13/2055(b)	2,513,000	2,434,971
6.13%, 04/22/2056(b)	4,969,000	4,688,194
6.25%, 04/22/2066(b)	3,425,000	3,206,744
Emera US Finance LLC,
4.50%, 04/01/2029	1,011,000	1,000,473
5.20%, 04/01/2033	223,000	218,718
ENEL Finance International N.V. (Italy),
4.63%, 07/13/2029(b)	6,280,000	6,232,801
4.88%, 07/13/2031(b)	6,414,000	6,315,993
5.38%, 07/13/2036(b)	2,364,000	2,290,053
Entergy Corp., 5.88%, 06/15/2056(h)	454,000	449,155
Entergy Louisiana LLC, 5.15%, 09/15/2034	6,000	5,944
Entergy Texas, Inc., 5.25%, 04/15/2035	16,000	15,755
Evergy Metro, Inc.,
4.95%, 04/15/2033	2,000	1,965
5.13%, 08/15/2035	23,000	22,413
Evergy Missouri West, Inc., 5.25%, 12/15/2035(b)	38,000	37,110
Evergy, Inc., 4.25%, 03/15/2029	194,000	191,338
Exelon Corp.,
5.15%, 03/15/2029	6,000	6,053
5.13%, 03/15/2031	91,000	91,418
5.45%, 03/15/2034	1,000	1,003
5.88%, 03/15/2055	2,000	1,878
FirstEnergy Pennsylvania Electric Co.,
4.15%, 03/15/2028(b)	2,151,000	2,137,184
5.20%, 04/01/2028(b)	3,000	3,025
FirstEnergy Transmission LLC,
4.55%, 01/15/2030	30,000	29,605
5.00%, 01/15/2035	3,000	2,906
Florida Power & Light Co.,
4.80%, 05/15/2033	2,000	1,968
4.70%, 02/15/2036	38,000	36,002
5.13%, 06/01/2036	767,000	751,268
5.75%, 06/01/2056	530,000	506,017
5.80%, 03/15/2065	200,000	187,981
5.60%, 02/15/2066	3,000	2,725
5.90%, 06/01/2066	665,000	633,856
Georgia Power Co.,
4.65%, 05/16/2028	4,000	4,007
4.00%, 10/01/2028	455,000	449,939
4.95%, 05/17/2033	2,000	1,980
Indiana Michigan Power Co., 5.60%, 03/15/2056	169,000	155,806
ITC Holdings Corp.,
4.88%, 04/15/2031(b)	777,000	768,631
5.50%, 04/15/2036(b)	231,000	228,378
Louisville Gas and Electric Co., 5.85%, 08/15/2055	2,000	1,916
Principal Amount		Value
Electric Utilities–(continued)
MidAmerican Energy Co., 5.85%, 09/15/2054	$1,000	$964
Monongahela Power Co., 4.45%, 08/15/2029(b)	578,000	572,659
National Rural Utilities Cooperative Finance Corp.,
Series D, 4.06% (SOFR + 0.43%), 08/09/2027(c)	4,347,000	4,350,314
4.15%, 08/25/2028	553,000	547,857
4.05%, 02/09/2029	2,623,000	2,582,467
4.12%, 09/16/2027	280,000	279,022
3.95%, 12/10/2027	3,313,000	3,291,680
4.85%, 02/07/2029	50,000	50,184
4.40%, 05/11/2029	1,411,000	1,399,353
5.00%, 02/07/2031	48,000	48,238
5.80%, 01/15/2033	2,000	2,072
5.00%, 08/15/2034	105,000	103,573
5.75%, 04/20/2056	6,201,000	6,121,176
5.95%, 04/20/2056	7,251,000	7,065,253
NextEra Energy Capital Holdings, Inc.,
4.63%, 07/15/2027	3,000	3,005
4.69%, 09/01/2027	418,000	418,755
4.85%, 02/04/2028	12,000	12,053
4.90%, 03/15/2029	26,000	26,121
6.70%, 09/01/2054(h)	200,000	202,840
Niagara Mohawk Power Corp.,
4.65%, 10/03/2030(b)	175,000	172,397
5.29%, 01/17/2034(b)	2,000	1,976
Northern States Power Co., 5.65%, 05/15/2055	1,000	935
NRG Energy, Inc.,
4.73%, 10/15/2030(b)	369,000	360,433
4.96%, 04/30/2031(b)	643,000	628,965
5.41%, 10/15/2035(b)	37,000	35,453
OGE Energy Corp., 5.45%, 05/15/2029	800,000	813,021
Oglethorpe Power Corp., 5.90%, 02/01/2055	3,000	2,841
Ohio Power Co., 5.65%, 06/01/2034	3,000	3,044
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	1,000	932
Oncor Electric Delivery Co. LLC,
4.50%, 03/20/2027	106,000	106,138
4.65%, 11/01/2029	52,000	51,781
4.15%, 06/01/2032	110,000	105,416
4.55%, 09/15/2032	110,000	106,832
5.65%, 11/15/2033	1,000	1,026
5.80%, 04/01/2055	2,000	1,904
Pacific Gas and Electric Co.,
6.10%, 01/15/2029	454,000	465,994
5.55%, 05/15/2029	110,000	111,673
3.25%, 06/01/2031	440,000	403,156
5.05%, 11/15/2031	1,501,000	1,485,633
5.25%, 02/01/2032	4,492,000	4,479,164
4.40%, 03/01/2032	220,000	210,356
5.05%, 10/15/2032	250,000	246,057
5.20%, 05/01/2036	220,000	209,473
5.60%, 08/15/2036	1,505,000	1,476,819
5.85%, 11/01/2036	3,156,000	3,152,169
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
6.70%, 04/01/2053	$110,000	$110,810
6.00%, 05/01/2056(g)	243,000	223,861
6.30%, 08/15/2056	1,424,000	1,365,847
PacifiCorp,
5.10%, 02/15/2029	6,000	6,039
4.65%, 04/15/2029	260,000	259,136
5.30%, 02/15/2031	6,000	6,038
5.45%, 02/15/2034	3,000	2,986
Pinnacle West Capital Corp.,
4.90%, 05/15/2028	16,000	16,054
5.15%, 05/15/2030	41,000	41,189
PPL Capital Funding, Inc., 5.25%, 09/01/2034	1,000	987
PPL Electric Utilities Corp., 5.55%, 08/15/2055	3,000	2,788
Public Service Co. of Colorado,
5.35%, 05/15/2034	200,000	199,622
6.50%, 08/01/2038	110,000	117,723
5.85%, 05/15/2055	60,000	57,273
San Diego Gas & Electric Co., 5.35%, 04/01/2053	1,000	892
Sierra Pacific Power Co., 5.90%, 03/15/2054	101,000	97,118
Southern California Edison Co.,
2.25%, 06/01/2030	150,000	135,228
2.75%, 02/01/2032	110,000	97,326
3.65%, 02/01/2050	700,000	463,383
5.75%, 04/15/2054	110,000	98,209
Southern Co. (The),
5.70%, 10/15/2032	2,000	2,059
4.85%, 03/15/2035	3,000	2,870
6.00%, 04/01/2058(h)	1,222,000	1,210,298
Southwestern Electric Power Co.,
5.30%, 04/01/2033	1,000	997
5.20%, 04/01/2036	225,000	217,534
Southwestern Public Service Co., 6.00%, 06/01/2054	200,000	193,833
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031(b)	37,000	36,936
Tucson Electric Power Co., 5.20%, 09/15/2034	200,000	198,531
Union Electric Co.,
5.20%, 04/01/2034	3,000	2,991
5.25%, 04/15/2035	19,000	18,830
Virginia Electric & Power Co.,
Series C, 4.90%, 09/15/2035	44,000	42,088
Series D, 5.60%, 09/15/2055	3,000	2,757
Virginia Electric and Power Co., 5.00%, 04/01/2033	2,000	1,975
Vistra Operations Co. LLC,
5.05%, 12/30/2026(b)	37,000	37,110
4.30%, 10/15/2028(b)	716,000	707,265
4.60%, 10/15/2030(b)	230,000	223,957
4.70%, 01/31/2031(b)	379,000	369,629
6.95%, 10/15/2033(b)	2,000	2,130
6.00%, 04/15/2034(b)	3,000	3,035
5.70%, 12/30/2034(b)	14,000	13,822
5.35%, 01/31/2036(b)	52,000	49,799
Wisconsin Electric Power Co.,
3.95%, 03/01/2029	497,000	489,673
4.15%, 10/15/2030	160,000	155,557
Principal Amount		Value
Electric Utilities–(continued)
Wisconsin Public Service Corp., 4.25%, 01/15/2031	$438,000	$427,801
Xcel Energy, Inc.,
4.75%, 03/21/2028	19,000	19,028
3.40%, 06/01/2030	110,000	104,126
		107,082,525
Electrical Components & Equipment–0.16%
Hubbell, Inc.,
4.65%, 06/15/2031	1,090,000	1,075,036
4.90%, 06/15/2033	1,992,000	1,945,169
5.15%, 06/15/2036	458,000	445,315
Molex Electronic Technologies LLC,
4.75%, 04/30/2028(b)	77,000	77,239
5.25%, 04/30/2032(b)	52,000	52,048
Regal Rexnord Corp., 6.40%, 04/15/2033	75,000	78,248
Vertiv Holdings Co.,
4.85%, 03/15/2036	125,000	117,767
5.65%, 03/15/2046	195,000	180,108
5.80%, 03/15/2056	166,000	152,850
5.95%, 03/15/2066	475,000	435,600
		4,559,380
Electronic Components–0.08%
Amphenol Corp.,
3.80%, 11/15/2027	871,000	864,287
4.38%, 06/12/2028	291,000	290,278
4.13%, 11/15/2030	453,000	440,436
4.40%, 02/15/2033	284,000	272,503
5.00%, 01/15/2035	2,000	1,956
Tyco Electronics Group S.A. (Switzerland),
4.50%, 02/09/2031	337,000	332,096
4.88%, 02/09/2036	211,000	202,197
		2,403,753
Electronic Equipment & Instruments–0.00%
Keysight Technologies, Inc., 5.35%, 07/30/2030	69,000	69,919
Electronic Manufacturing Services–0.01%
Jabil, Inc., 4.75%, 02/01/2033	189,000	181,495
Environmental & Facilities Services–0.09%
Republic Services, Inc.,
4.88%, 04/01/2029	6,000	6,027
5.00%, 12/15/2033	2,000	1,988
Rollins, Inc., 5.25%, 02/24/2035	2,000	1,954
Veralto Corp.,
5.50%, 09/18/2026	24,000	24,014
5.35%, 09/18/2028	4,000	4,048
4.85%, 01/15/2032	1,822,000	1,800,989
Waste Connections, Inc.,
4.20%, 01/15/2033	120,000	113,931
4.80%, 07/15/2036	543,000	519,074
		2,472,025
Fertilizers & Agricultural Chemicals–0.13%
Mosaic Co. (The),
4.35%, 01/15/2029	334,000	330,124
4.60%, 11/15/2030	522,000	513,024
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Fertilizers & Agricultural Chemicals–(continued)
Nutrien Ltd. (Canada),
4.85%, 05/29/2031(g)	$1,984,000	$1,969,814
5.35%, 05/29/2036	909,000	889,910
		3,702,872
Financial Exchanges & Data–0.05%
CME Group, Inc., 3.75%, 06/15/2028	120,000	118,695
Intercontinental Exchange, Inc.,
3.63%, 09/01/2028	350,000	343,052
3.95%, 12/01/2028	382,000	376,535
4.20%, 03/15/2031	662,000	640,642
4.60%, 03/15/2033	2,000	1,936
MSCI, Inc., 5.25%, 09/01/2035	22,000	21,124
Nasdaq, Inc.,
5.35%, 06/28/2028	4,000	4,050
5.95%, 08/15/2053	1,000	965
		1,506,999
Food Distributors–0.03%
Bunge Ltd. Finance Corp.,
4.55%, 08/04/2030	604,000	595,949
5.15%, 08/04/2035	23,000	22,478
Sysco Corp.,
5.10%, 09/23/2030	32,000	32,014
5.40%, 03/23/2035	200,000	197,934
		848,375
Food Retail–0.02%
Alimentation Couche-Tard, Inc. (Canada),
4.15%, 09/29/2028(b)	564,000	557,965
5.08%, 09/29/2035(b)	45,000	43,497
Kroger Co. (The),
5.00%, 09/15/2034	13,000	12,604
5.65%, 09/15/2064	3,000	2,678
		616,744
Forest Products–0.06%
Georgia-Pacific LLC,
4.40%, 06/30/2028(b)	81,000	80,668
4.60%, 05/15/2031(b)	1,186,000	1,165,443
4.95%, 06/30/2032(b)	45,000	44,718
4.90%, 05/15/2033(b)	462,000	454,062
		1,744,891
Gas Utilities–0.09%
Atmos Energy Corp.,
5.90%, 11/15/2033	1,000	1,043
5.20%, 08/15/2035	22,000	21,816
6.20%, 11/15/2053	1,000	1,021
CenterPoint Energy Resources Corp., 1.75%, 10/01/2030	330,000	292,209
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	1,000	1,008
Snam S.p.A. (Italy),
5.00%, 05/28/2030(b)	566,000	564,093
5.75%, 05/28/2035(b)	272,000	274,880
6.50%, 05/28/2055(b)	276,000	277,467
Southern California Gas Co.,
5.75%, 06/01/2053	200,000	187,755
5.90%, 06/01/2056	1,021,000	968,149
Principal Amount		Value
Gas Utilities–(continued)
Southern Natural Gas Co. L.L.C., 5.45%, 08/01/2035(b)	$8,000	$7,977
Southwest Gas Corp.,
5.80%, 12/01/2027	100,000	101,266
5.45%, 03/23/2028	4,000	4,035
		2,702,719
Health Care Distributors–0.06%
Cardinal Health, Inc.,
4.50%, 09/15/2030	85,000	83,645
5.45%, 02/15/2034	2,000	2,010
5.15%, 09/15/2035	7,000	6,841
Cencora, Inc.,
3.95%, 02/13/2029	505,000	495,773
4.25%, 11/15/2030	369,000	358,745
2.70%, 03/15/2031	240,000	217,548
5.13%, 02/15/2034	2,000	1,976
McKesson Corp.,
4.25%, 09/15/2029	19,000	18,734
4.65%, 05/30/2030	207,000	205,805
4.95%, 05/30/2032	91,000	90,806
5.25%, 05/30/2035	200,000	199,470
		1,681,353
Health Care Equipment–0.20%
Abbott Laboratories,
3.70%, 03/09/2029	1,816,000	1,774,897
5.50%, 03/15/2056	784,000	731,164
5.60%, 03/15/2066	339,000	315,244
Augusta SpinCo Corp.,
4.40%, 03/23/2029	1,336,000	1,322,268
4.66%, 03/23/2031	583,000	573,623
4.95%, 03/23/2033	261,000	256,237
Becton, Dickinson and Co., 4.69%, 02/13/2028	5,000	5,005
GE HealthCare Technologies, Inc.,
4.15%, 12/15/2028	235,000	232,287
4.80%, 01/15/2031	148,000	146,931
Smith & Nephew PLC (United Kingdom),
5.15%, 03/20/2027	34,000	34,139
5.40%, 03/20/2034	2,000	1,981
Stryker Corp.,
4.55%, 02/10/2027	46,000	46,077
4.70%, 02/10/2028	19,000	19,035
3.65%, 03/07/2028	200,000	197,178
4.25%, 09/11/2029	43,000	42,464
4.85%, 02/10/2030	62,000	62,017
		5,760,547
Health Care Facilities–0.03%
Adventist Health System, 5.76%, 12/01/2034	4,000	4,033
Ascension Health,
Series 2025, 4.29%, 11/15/2030	386,000	377,133
4.92%, 11/15/2035	37,000	35,851
Universal Health Services, Inc.,
4.63%, 10/15/2029	254,000	250,060
5.05%, 10/15/2034	219,000	206,534
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Health Care Facilities–(continued)
UPMC,
5.04%, 05/15/2033	$11,000	$10,917
5.38%, 05/15/2043	2,000	1,878
		886,406
Health Care REITs–0.01%
Healthpeak OP LLC, 5.38%, 02/15/2035	2,000	1,975
National Health Investors, Inc., 5.35%, 02/01/2033	40,000	39,218
Omega Healthcare Investors, Inc., 5.20%, 07/01/2030	110,000	109,430
Ventas Realty L.P., 5.00%, 02/15/2036	29,000	27,874
		178,497
Health Care Services–0.12%
Cigna Group (The), 4.50%, 09/15/2030	151,000	148,828
CommonSpirit Health,
4.35%, 09/01/2030	143,000	138,970
2.78%, 10/01/2030	200,000	183,309
5.21%, 12/01/2031	223,000	223,309
5.32%, 12/01/2034	14,000	13,765
4.83%, 09/01/2035	45,000	43,040
5.58%, 09/01/2045	4,000	3,738
5.55%, 12/01/2054	1,000	909
5.66%, 09/01/2055	3,000	2,777
Series 2025, 4.98%, 09/01/2035	27,000	25,724
CVS Health Corp.,
5.00%, 01/30/2029	4,000	4,023
5.25%, 01/30/2031	2,000	2,020
2.13%, 09/15/2031	300,000	260,175
5.00%, 09/15/2032	28,000	27,760
5.45%, 09/15/2035	37,000	36,631
5.88%, 06/01/2053	100,000	93,123
6.20%, 09/15/2055	23,000	22,415
6.00%, 06/01/2063	101,000	93,771
6.25%, 09/15/2065	12,000	11,525
HCA, Inc.,
5.00%, 03/01/2028	26,000	26,122
4.30%, 11/15/2030	72,000	69,810
5.45%, 04/01/2031	110,000	111,414
5.50%, 06/01/2033	100,000	100,486
5.45%, 09/15/2034	2,000	1,987
5.75%, 03/01/2035	18,000	18,156
5.90%, 06/01/2053	1,000	924
6.20%, 03/01/2055	2,000	1,931
Icon Investments Six DAC,
5.81%, 05/08/2027	729,000	734,429
5.85%, 05/08/2029	628,000	640,899
6.00%, 05/08/2034	348,000	352,223
Laboratory Corp. of America Holdings, 4.35%, 04/01/2030	50,000	49,022
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	3,000	1,765
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	1,000	564
Principal Amount		Value
Health Care Services–(continued)
Quest Diagnostics, Inc., 6.40%, 11/30/2033	$1,000	$1,067
Sutter Health, Series 2025, 5.54%, 08/15/2035	100,000	101,059
		3,547,670
Health Care Supplies–0.12%
180 Medical, Inc. (United Kingdom), 5.30%, 10/08/2035(b)	280,000	268,608
Medline Borrower L.P./Medline Co-Issuer, Inc., 5.00%, 06/15/2031(b)	3,117,000	3,075,991
Solventum Corp.,
5.45%, 02/25/2027	143,000	143,658
5.40%, 03/01/2029	5,000	5,064
5.60%, 03/23/2034	3,000	3,020
		3,496,341
Heavy Electrical Equipment–0.03%
GE Vernova, Inc.,
4.25%, 02/04/2031	579,000	564,801
4.88%, 02/04/2036	166,000	159,583
5.50%, 02/04/2056	94,000	86,746
		811,130
Highways & Railtracks–0.00%
Burlington Northern Santa Fe LLC,
5.55%, 03/15/2056	3,000	2,800
5.80%, 03/15/2056	3,000	2,906
		5,706
Home Improvement Retail–0.02%
Home Depot, Inc. (The),
3.75%, 09/15/2028	309,000	305,127
4.90%, 04/15/2029	6,000	6,055
3.95%, 09/15/2030	148,000	143,720
4.65%, 09/15/2035	21,000	20,101
5.40%, 06/25/2064	50,000	44,927
		519,930
Homebuilding–0.00%
Toll Brothers Finance Corp., 5.60%, 06/15/2035	22,000	21,938
Hotel & Resort REITs–0.01%
Phillips Edison Grocery Center Operating Partnership I L.P.,
5.25%, 08/15/2032	97,000	96,829
4.75%, 03/15/2033	232,000	223,743
5.75%, 07/15/2034	1,000	1,011
4.95%, 01/15/2035	2,000	1,916
		323,499
Hotels, Resorts & Cruise Lines–0.10%
Airbnb, Inc.,
4.40%, 03/16/2029	379,000	375,942
4.65%, 03/16/2031	308,000	303,730
5.25%, 03/16/2036	148,000	144,265
Expedia Group, Inc.,
5.40%, 02/15/2035	18,000	17,525
5.50%, 04/15/2036	945,000	916,998
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Hotels, Resorts & Cruise Lines–(continued)
Marriott International, Inc.,
4.20%, 07/15/2027	$112,000	$111,726
4.88%, 05/15/2029	4,000	4,014
4.80%, 03/15/2030	29,000	28,864
5.30%, 05/15/2034	2,000	1,979
5.35%, 03/15/2035	2,000	1,980
VOC Escrow Ltd., 5.00%, 02/15/2028(b)	847,000	844,748
		2,751,771
Independent Power Producers & Energy Traders–0.04%
AES Corp. (The),
5.20%, 07/15/2029	684,000	684,607
5.75%, 07/15/2033	552,000	547,030
		1,231,637
Industrial Conglomerates–0.31%
3M Co.,
5.15%, 03/15/2035	300,000	296,646
5.70%, 03/15/2037	240,000	244,374
Eaton Corp.,
3.85%, 03/06/2028	2,580,000	2,552,436
3.95%, 03/06/2029	1,085,000	1,066,372
4.20%, 03/06/2031	837,000	811,968
4.50%, 03/06/2033	483,000	466,615
4.80%, 03/06/2036	484,000	464,114
5.45%, 03/06/2056	838,000	778,670
Honeywell International, Inc., 5.35%, 03/01/2064	1,000	886
Siemens Funding B.V. (Germany),
4.35%, 05/26/2028(b)	811,000	809,904
4.60%, 05/28/2030(b)	560,000	557,051
4.90%, 05/28/2032(b)	401,000	401,828
5.20%, 05/28/2035(b)	254,000	253,626
5.90%, 05/28/2065(b)	57,000	55,791
		8,760,281
Industrial Gases–0.02%
Air Products and Chemicals, Inc.,
4.30%, 06/11/2028	276,000	275,079
2.05%, 05/15/2030	200,000	181,316
		456,395
Industrial Machinery & Supplies & Components–0.07%
Flowserve Corp., 5.70%, 05/15/2036	202,000	197,576
Ingersoll Rand, Inc.,
5.20%, 06/15/2027	19,000	19,114
5.40%, 08/14/2028	2,000	2,028
Nordson Corp.,
5.60%, 09/15/2028	3,000	3,049
5.80%, 09/15/2033	1,000	1,025
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	1,000	1,013
Weir Group, Inc. (United Kingdom), 5.35%, 05/06/2030(b)	737,000	738,832
Xylem, Inc.,
5.20%, 06/01/2033	792,000	793,372
5.45%, 06/01/2036	360,000	360,240
		2,116,249
Principal Amount		Value
Industrial REITs–0.00%
LXP Industrial Trust, 6.75%, 11/15/2028	$4,000	$4,143
Insurance Brokers–0.03%
Arthur J. Gallagher & Co.,
4.85%, 12/15/2029	5,000	5,002
5.00%, 02/15/2032	3,000	2,976
5.15%, 02/15/2035	2,000	1,947
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033	2,000	2,024
4.95%, 03/15/2036	437,000	421,148
5.45%, 03/15/2053	1,000	911
5.70%, 09/15/2053	1,000	940
Willis North America, Inc.,
4.55%, 03/15/2031	348,000	338,577
5.15%, 03/15/2036	62,000	59,487
		833,012
Integrated Oil & Gas–0.05%
Eni S.p.A. (Italy),
5.50%, 05/15/2034(b)	202,000	201,716
5.25%, 05/18/2036(b)	816,000	787,794
Occidental Petroleum Corp.,
6.45%, 09/15/2036	2,000	2,106
6.20%, 03/15/2040	240,000	242,166
4.40%, 04/15/2046	5,000	4,009
TotalEnergies Capital USA LLC (France), 4.57%, 01/13/2033	100,000	97,003
		1,334,794
Integrated Telecommunication Services–0.73%
AT&T, Inc.,
5.40%, 02/15/2034	1,000	994
5.70%, 11/01/2054	150,000	129,565
6.05%, 08/15/2056	17,000	15,395
6.20%, 10/30/2056	712,000	659,629
3.85%, 06/01/2060	120,000	74,432
6.30%, 10/30/2066	530,000	488,508
Deutsche Telekom International Finance B.V. (Germany), 9.25%, 06/01/2032	100,000	120,410
Grupo Televisa S.A.B. (Mexico), 4.81%, 06/01/2031(b)	2,340,000	2,316,002
NTT Finance Corp. (Japan),
4.88%, 07/16/2030(b)	591,000	584,880
4.97% (SOFR + 1.31%), 07/16/2030(b)(c)	747,000	761,096
5.50%, 07/16/2035(b)	297,000	294,347
Orange S.A. (France), 4.00%, 01/13/2029(b)	1,239,000	1,216,910
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, 5.70%, 04/15/2036(b)	4,577,000	4,188,284
TELUS Corp. (Canada),
6.63%, 10/15/2055(h)	1,722,000	1,722,664
6.38%, 06/09/2056(h)	2,211,000	2,184,026
6.63%, 06/09/2056(h)	2,387,000	2,333,351
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Integrated Telecommunication Services–(continued)
Verizon Communications, Inc.,
2.36%, 03/15/2032	$2,000	$1,732
5.25%, 04/02/2035	34,000	33,162
5.00%, 01/15/2036	60,000	56,935
5.75%, 11/30/2045	89,000	82,272
6.20%, 05/14/2056(h)	1,833,000	1,794,726
6.05%, 05/14/2058(h)	1,825,000	1,795,480
6.00%, 11/30/2065	25,000	22,717
		20,877,517
Interactive Media & Services–0.35%
Alphabet, Inc.,
4.10%, 02/15/2031	1,287,000	1,247,987
4.38%, 11/15/2032	34,000	32,861
4.40%, 02/15/2033	1,153,000	1,106,350
4.70%, 11/15/2035	27,000	25,717
4.80%, 02/15/2036	338,000	324,442
5.35%, 11/15/2045	46,000	42,064
5.45%, 11/15/2055	23,000	20,456
5.30%, 05/15/2065	3,000	2,544
Meta Platforms, Inc.,
4.55%, 08/15/2031	8,000	7,801
4.88%, 05/15/2033	1,950,000	1,892,332
4.75%, 08/15/2034	15,000	14,277
4.88%, 11/15/2035	148,000	138,904
5.25%, 05/15/2036(g)	1,399,000	1,341,906
6.20%, 05/15/2046	886,000	832,062
5.40%, 08/15/2054	2,000	1,630
5.63%, 11/15/2055	70,000	58,604
6.30%, 05/15/2056	859,000	789,074
5.55%, 08/15/2064	103,000	82,456
5.75%, 11/15/2065	116,000	95,752
6.45%, 05/15/2066	2,247,000	2,060,477
		10,117,696
Internet Services & Infrastructure–0.40%
Beignet Investor LLC, 6.58%, 05/30/2049(b)	11,780,000	11,429,472
Investment Banking & Brokerage–1.74%
Charles Schwab Corp. (The),
5.64%, 05/19/2029(h)	150,000	152,603
4.74%, 05/21/2030(h)	2,421,000	2,415,888
4.34%, 11/14/2031(h)	624,000	608,947
4.91%, 11/14/2036(h)	110,000	105,148
5.49%, 05/21/2037(h)	1,024,000	1,017,797
Series K, 5.00%(h)(i)	5,000	4,994
Series L, 6.10%(h)(i)	1,735,000	1,712,288
Goldman Sachs Group, Inc. (The),
4.96% (SOFR + 1.29%), 04/23/2028(c)	86,000	86,473
4.15%, 01/21/2029(h)	1,027,000	1,017,476
4.59%, 04/20/2030(h)	819,000	810,304
5.73%, 04/25/2030(h)	19,000	19,345
5.05%, 07/23/2030(h)	31,000	31,061
4.69%, 10/23/2030(h)	34,000	33,621
5.21%, 01/28/2031(h)	45,000	45,141
5.22%, 04/23/2031(h)	147,000	147,269
4.37%, 10/21/2031(h)	463,000	448,251
4.97%, 06/03/2032(h)	1,602,000	1,580,646
Principal Amount		Value
Investment Banking & Brokerage–(continued)
5.24%, 07/21/2032(h)	$1,557,000	$1,554,274
3.10%, 02/24/2033(h)	440,000	393,505
5.09%, 04/20/2034(h)	961,000	940,972
5.43%, 06/03/2037(h)	1,735,000	1,695,606
5.66%, 07/21/2037(h)	2,588,000	2,577,185
5.39%, 02/02/2041(h)	537,000	508,891
6.22%, 07/21/2057(h)	2,522,000	2,499,564
Series AA, 6.50%(h)(i)	4,905,000	4,870,595
Series W, 7.50%(h)(i)	6,872,000	7,127,755
Morgan Stanley,
5.12%, 02/01/2029(h)	4,000	4,019
4.99%, 04/12/2029(h)	35,000	35,122
5.16%, 04/20/2029(h)	8,000	8,043
4.87%, 07/12/2029(h)	2,045,000	2,045,240
5.45%, 07/20/2029(h)	5,000	5,054
6.41%, 11/01/2029(h)	8,000	8,257
4.24%, 01/09/2030(h)	1,301,000	1,279,524
5.17%, 01/16/2030(h)	7,000	7,035
5.04%, 07/19/2030(h)	24,000	24,058
4.65%, 10/18/2030(h)	50,000	49,460
5.19%, 04/17/2031(h)	106,000	106,343
4.49%, 01/16/2032(h)	756,000	734,016
4.71%, 03/12/2032(h)	1,863,000	1,821,135
4.81%, 04/16/2032(h)	1,002,000	983,051
5.17%, 07/14/2032(h)	1,557,000	1,551,521
5.07%, 01/30/2037(h)	34,000	32,633
5.30%, 04/10/2037(h)	292,000	283,492
5.61%, 07/17/2037(h)	2,532,000	2,517,718
5.95%, 01/19/2038(h)	3,000	3,043
5.31%, 01/18/2041(h)	79,000	74,910
5.90%, 03/13/2047(h)	970,000	938,951
Series I, 4.52% (SOFR + 0.85%), 07/12/2029(c)(g)	3,084,000	3,088,667
4.36%, 10/22/2031(h)	483,000	468,009
4.89%, 10/22/2036(h)	81,000	76,821
Nomura Holdings, Inc. (Japan),
4.90%, 07/01/2030	808,000	799,422
5.49%, 06/29/2035	168,000	167,329
Raymond James Financial, Inc., 4.90%, 09/11/2035	33,000	31,502
UBS Americas, Inc. (Switzerland), 7.13%, 07/15/2032	200,000	220,180
		49,770,154
IT Consulting & Other Services–0.14%
IBM International Capital Pte. Ltd., 4.90%, 02/05/2034	310,000	298,507
International Business Machines Corp.,
4.65%, 02/10/2028	410,000	410,704
4.00%, 02/03/2029	493,000	484,467
3.50%, 05/15/2029	110,000	106,356
4.80%, 02/10/2030	374,000	372,484
4.30%, 02/03/2031	1,212,000	1,175,685
5.20%, 02/10/2035	191,000	186,234
4.95%, 02/03/2036	464,000	437,977
5.70%, 02/10/2055	168,000	148,229
5.80%, 02/03/2056	348,000	312,908
		3,933,551
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Leisure Products–0.03%
Brunswick Corp., 5.85%, 03/18/2029	$4,000	$4,078
Hasbro, Inc.,
4.65%, 03/12/2031	403,000	395,045
6.35%, 03/15/2040	110,000	113,085
Mattel, Inc., 5.45%, 11/01/2041	500,000	450,803
		963,011
Life & Health Insurance–1.68%
200 Park Funding Trust, 5.74%, 02/15/2055(b)	27,000	25,407
American National Global Funding,
5.00%, 06/22/2029(b)	3,367,000	3,344,994
5.55%, 01/28/2030(b)	26,000	26,158
American National Group, Inc.,
5.75%, 10/01/2029	110,000	111,481
6.00%, 07/15/2035	23,000	22,458
Athene Global Funding,
4.86%, 08/27/2026(b)	116,000	116,042
5.52%, 03/25/2027(b)	22,000	22,142
5.58%, 01/09/2029(b)	26,000	26,227
Athene Holding Ltd.,
6.25%, 04/01/2054	25,000	22,349
6.63%, 10/15/2054(h)	150,000	141,444
6.88%, 06/28/2055(h)	120,000	113,414
Constellation Global Funding,
4.85%, 10/22/2030(b)	407,000	396,394
5.70%, 08/05/2031(b)	4,501,000	4,489,954
Corebridge Global Funding,
4.96% (SOFR + 1.30%), 09/25/2026(b)(c)	558,000	558,760
4.65%, 08/20/2027(b)	50,000	50,049
5.90%, 09/19/2028(b)	5,000	5,108
4.52% (SOFR + 0.86%), 12/15/2028(b)(c)	7,971,000	7,957,226
5.20%, 01/12/2029(b)	9,000	9,060
4.80%, 05/29/2029(b)	1,520,000	1,515,884
5.20%, 06/24/2029(b)	25,000	25,178
Equitable America Global Funding,
4.65%, 06/09/2028(b)	203,000	202,418
4.95%, 06/09/2030(b)	406,000	402,752
GA Global Funding Trust,
4.40%, 09/23/2027(b)	543,000	540,682
5.50%, 01/08/2029(b)	554,000	558,596
4.50%, 09/18/2030(b)	769,000	739,428
Grand River Funding Trust I, 6.31%, 02/15/2036(b)	585,000	575,066
Grand River Funding Trust II, 7.28%, 02/15/2056(b)	511,000	507,775
High Street Funding Trust III, 5.81%, 02/15/2055(b)	105,000	98,828
Jackson National Life Global Funding, 4.85%, 06/23/2028(b)	7,012,000	7,005,590
Lincoln Financial Global Funding,
4.63%, 05/28/2028(b)	97,000	96,752
4.63%, 08/18/2030(b)	94,000	92,165
4.95%, 05/21/2031(b)	1,013,000	999,451
Lincoln National Corp., 6.80%, 07/15/2056(h)	1,767,000	1,747,446
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(f)	9,203,000	8,227,482
Principal Amount		Value
Life & Health Insurance–(continued)
MassMutual Global Funding II, 4.55%, 05/07/2030(b)	$746,000	$735,914
MetLife, Inc., 5.25%, 01/15/2054	1,000	891
New York Life Global Funding, 4.55%, 01/28/2033(b)	2,000	1,930
Northwestern Mutual Global Funding,
5.07%, 03/25/2027(b)	26,000	26,140
4.35%, 09/15/2027(b)	3,000	2,996
4.71%, 01/10/2029(b)	59,000	59,025
4.74%, 06/30/2031(b)	1,372,000	1,357,628
Northwestern Mutual Life Insurance Co. (The), 6.05%, 06/30/2056(b)	1,024,000	999,509
Pacific Life Global Funding II,
4.90%, 01/11/2029(b)	82,000	82,211
4.50%, 08/28/2029(b)	105,000	103,937
Pricoa Global Funding I,
4.40%, 08/27/2027(b)	482,000	482,422
4.65%, 08/27/2031(b)	356,000	350,147
Principal Financial Group, Inc., 5.30%, 01/15/2037	833,000	808,250
Protective Life Corp.,
4.70%, 01/15/2031(b)	307,000	300,221
5.35%, 12/15/2035(b)	72,000	69,390
Protective Life Global Funding, 4.83%, 04/14/2031(b)	1,590,000	1,572,335
Prudential Financial, Inc.,
5.20%, 03/14/2035	33,000	32,562
6.00%, 09/01/2052(h)	200,000	201,402
Wynnton Funding Trust, 5.25%, 08/15/2035(b)	219,000	211,827
		48,172,897
Life Sciences Tools & Services–0.04%
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	250,000	231,140
Thermo Fisher Scientific, Inc.,
4.22%, 02/12/2031	348,000	338,740
4.55%, 06/15/2033	179,000	173,317
5.09%, 08/10/2033	220,000	219,596
4.90%, 02/12/2036	217,000	209,881
		1,172,674
Managed Health Care–0.03%
UnitedHealth Group, Inc.,
5.25%, 02/15/2028	4,000	4,047
5.30%, 02/15/2030	4,000	4,062
5.35%, 02/15/2033	2,000	2,022
5.63%, 07/15/2054	1,000	932
6.05%, 02/15/2063	400,000	388,746
5.50%, 04/15/2064	440,000	391,079
		790,888
Marine Transportation–0.00%
A.P. Moller - Maersk A/S, 5.88%, 09/14/2033(b)	1,000	1,028
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Metal, Glass & Plastic Containers–0.05%
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030	$1,116,000	$1,124,083
5.44%, 04/03/2034	255,000	254,499
		1,378,582
Multi-Family Residential REITs–0.02%
AvalonBay Communities, Inc., 5.30%, 12/07/2033	2,000	2,018
Camden Property Trust, 4.90%, 02/28/2036	110,000	105,148
Essex Portfolio L.P., 5.50%, 04/01/2034	1,000	1,001
Invitation Homes Operating Partnership L.P., 4.88%, 02/01/2035	3,000	2,859
Mid-America Apartments L.P.,
5.30%, 02/15/2032	25,000	25,281
4.95%, 03/01/2035	200,000	194,524
UDR, Inc.,
3.00%, 08/15/2031	110,000	99,999
5.13%, 09/01/2034	3,000	2,948
		433,778
Multi-line Insurance–0.08%
AEGON Funding Co. LLC, 5.63%, 05/07/2036	652,000	635,172
Allianz SE (Germany), 6.50%(b)(h)(i)	800,000	794,188
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	279,000	277,696
USAA Capital Corp., 4.38%, 06/01/2028(b)	661,000	658,697
		2,365,753
Multi-Utilities–0.45%
Ameren Illinois Co., 4.95%, 06/01/2033	1,000	986
Black Hills Corp., 6.15%, 05/15/2034	2,000	2,070
CenterPoint Energy, Inc.,
5.95%, 04/01/2056(h)	147,000	146,022
Series E, 6.40%, 08/15/2058(h)	5,179,000	5,178,058
CMS Energy Corp., 4.75%, 06/01/2050(h)	110,000	107,065
Dominion Energy, Inc.,
5.38%, 11/15/2032	2,000	2,014
5.35%, 06/15/2036	897,000	872,938
6.00%, 02/15/2056(h)	203,000	201,066
6.20%, 02/15/2056(h)	29,000	28,563
Series B, 7.00%, 06/01/2054(h)	150,000	156,580
DTE Electric Co., 5.20%, 03/01/2034	1,000	999
DTE Energy Co.,
4.95%, 07/01/2027	8,000	8,032
5.85%, 06/01/2034	2,000	2,054
Series C, 6.20%, 07/01/2058(h)	3,123,000	3,112,488
ENGIE S.A. (France),
5.25%, 04/10/2029(b)	582,000	588,266
5.63%, 04/10/2034(b)	300,000	305,389
5.88%, 04/10/2054(b)	59,000	56,746
Principal Amount		Value
Multi-Utilities–(continued)
NiSource, Inc.,
5.25%, 03/30/2028	$3,000	$3,027
4.75%, 05/18/2031	441,000	436,053
5.40%, 06/30/2033	1,000	1,009
5.35%, 04/01/2034	3,000	3,002
5.30%, 05/18/2036	385,000	376,846
Sempra,
5.25%, 03/15/2036	420,000	405,479
6.88%, 10/01/2054(h)	37,000	37,587
WEC Energy Group, Inc.,
5.15%, 10/01/2027	5,000	5,031
4.75%, 01/15/2028	754,000	755,967
		12,793,337
Office REITs–0.03%
Boston Properties L.P., 6.50%, 01/15/2034	100,000	104,489
COPT Defense Properties L.P., 4.50%, 10/15/2030	65,000	63,537
Cousins Properties L.P.,
5.38%, 02/15/2032	17,000	17,071
4.88%, 03/01/2033	424,000	406,566
5.88%, 10/01/2034	4,000	4,032
Piedmont Operating Partnership L.P.,
6.88%, 07/15/2029	30,000	31,240
5.63%, 01/15/2033	288,000	283,158
		910,093
Oil & Gas Equipment & Services–0.05%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
4.05%, 03/11/2029	611,000	600,667
4.35%, 06/15/2031	952,000	924,923
		1,525,590
Oil & Gas Exploration & Production–0.05%
ConocoPhillips Co., 5.70%, 09/15/2063	401,000	370,465
Diamondback Energy, Inc.,
5.20%, 04/18/2027	15,000	15,071
5.15%, 01/30/2030	15,000	15,117
5.90%, 04/18/2064	2,000	1,861
EOG Resources, Inc.,
4.40%, 07/15/2028	75,000	74,852
5.35%, 01/15/2036	10,000	9,926
5.95%, 07/15/2055	1,000	974
Hess Corp., 7.13%, 03/15/2033	200,000	222,053
Ovintiv, Inc., 7.10%, 07/15/2053	4,000	4,285
Var Energi ASA (Norway), 5.88%, 05/22/2030(b)	583,000	595,231
Woodside Finance Ltd. (Australia), 5.70%, 05/19/2032	100,000	102,001
		1,411,836
Oil & Gas Refining & Marketing–0.01%
Phillips 66 Co., 5.30%, 06/30/2033	200,000	200,230
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–0.24%
Cheniere Energy Partners L.P.,
5.95%, 06/30/2033	$1,000	$1,030
5.35%, 11/30/2036(b)	1,030,000	1,002,433
6.05%, 11/30/2056(b)	579,000	556,345
Cheniere Energy, Inc., 5.20%, 07/30/2036(b)	175,000	169,345
Columbia Pipelines Holding Co. LLC, 5.10%, 10/01/2031(b)	16,000	15,849
Columbia Pipelines Operating Co. LLC, 5.70%, 10/01/2054(b)	3,000	2,748
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	1,000	1,020
5.45%, 03/27/2036	972,000	962,197
7.38%, 03/15/2055(h)	100,000	104,512
Series NC5, 8.25%, 01/15/2084(h)	4,000	4,211
Energy Transfer L.P.,
6.05%, 12/01/2026	22,000	22,093
6.40%, 12/01/2030	4,000	4,199
4.55%, 01/15/2031	491,000	480,837
5.55%, 05/15/2034	1,000	999
5.35%, 01/15/2036	62,000	60,605
6.30%, 01/15/2056	3,000	2,890
Enterprise Products Operating LLC,
4.30%, 06/20/2028	442,000	439,941
4.60%, 01/15/2031	328,000	324,524
Gulfstream Natural Gas System L.L.C., 5.60%, 07/23/2035(b)	31,000	30,868
Kinder Morgan, Inc.,
5.15%, 06/01/2030	62,000	62,551
4.80%, 02/01/2033	2,000	1,949
5.20%, 06/01/2033	1,000	998
5.85%, 06/01/2035	2,000	2,049
MPLX L.P.,
4.80%, 02/15/2031	278,000	274,514
5.00%, 01/15/2033	104,000	101,887
5.40%, 09/15/2035	70,000	68,641
5.20%, 03/01/2047	100,000	86,383
Northwest Pipeline LLC, 4.00%, 04/01/2027	200,000	199,464
ONEOK, Inc.,
5.70%, 11/01/2054	200,000	177,057
5.85%, 11/01/2064	280,000	250,488
South Bow USA Infrastructure Holdings LLC (Canada),
4.91%, 09/01/2027	34,000	34,063
5.03%, 10/01/2029	51,000	50,858
5.58%, 10/01/2034	11,000	10,811
6.18%, 10/01/2054	1,000	919
Southern Co. Gas Capital Corp.,
Series A, 4.05%, 09/15/2028	124,000	122,552
5.75%, 09/15/2033	1,000	1,026
Series B, 5.10%, 09/15/2035	6,000	5,812
TransCanada Pipelines Ltd. (Canada),
6.13%, 10/17/2056(g)(h)	453,000	452,893
6.38%, 10/17/2056(h)	98,000	98,346
Western Midstream Operating L.P.,
4.80%, 03/01/2031	555,000	544,698
6.15%, 04/01/2033	1,000	1,029
5.45%, 11/15/2034	3,000	2,943
5.50%, 12/15/2035	39,000	37,975
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Williams Cos., Inc. (The),
5.30%, 08/15/2028	$6,000	$6,066
4.80%, 11/15/2029	30,000	29,973
5.65%, 03/15/2033	1,000	1,015
5.15%, 03/15/2034	2,000	1,963
5.80%, 11/15/2054	1,000	928
6.00%, 03/15/2055	3,000	2,864
		6,819,361
Other Specialty Retail–0.00%
Tractor Supply Co., 5.25%, 05/15/2033	1,000	993
VSP Optical Group, Inc., 5.45%, 12/01/2035(b)	19,000	18,703
		19,696
Packaged Foods & Meats–0.04%
Campbell’s Co. (The),
5.20%, 03/21/2029	5,000	5,024
5.40%, 03/21/2034	3,000	2,901
5.25%, 10/13/2054	1,000	810
Hershey Co. (The), 4.25%, 05/04/2028	440,000	438,656
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings,
5.75%, 04/01/2033	75,000	76,113
6.75%, 03/15/2034	200,000	214,647
Mars, Inc.,
4.45%, 03/01/2027(b)	125,000	125,255
4.55%, 04/20/2028(b)	5,000	5,005
4.80%, 03/01/2030(b)	41,000	40,870
5.00%, 03/01/2032(b)	30,000	29,913
5.20%, 03/01/2035(b)	28,000	27,624
5.65%, 05/01/2045(b)	2,000	1,912
5.70%, 05/01/2055(b)	1,000	944
5.80%, 05/01/2065(b)	1,000	946
McCormick & Co., Inc.,
4.15%, 02/15/2029	271,000	266,935
4.70%, 10/15/2034	14,000	13,305
		1,250,860
Paper & Plastic Packaging Products & Materials–0.00%
Berry Global, Inc., 5.65%, 01/15/2034	100,000	100,788
Passenger Airlines–0.24%
American Airlines Pass-Through Trust,
Series 2021-1, Class B, 3.95%, 07/11/2030	21,120	20,097
Series 2021-1, Class A, 2.88%, 07/11/2034	786	696
Series A, 4.90%, 05/11/2038	175,000	168,025
5.25%, 11/10/2038	3,769,000	3,666,243
5.70%, 02/20/2039	2,108,000	2,104,500
AS Mileage Plan IP Ltd.,
5.02%, 10/20/2029(b)	26,000	25,629
5.31%, 10/20/2031(b)	19,000	18,443
Delta Air Lines, Inc.,
4.95%, 07/10/2028	335,000	335,530
5.25%, 07/10/2030	116,000	116,683
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Passenger Airlines–(continued)
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/2028(b)	$7,174	$7,164
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	34,417	34,783
Series 2019-2, Class AA, 2.70%, 05/01/2032	2,118	1,920
Series AA, 5.45%, 02/15/2037	295,080	296,502
		6,796,215
Passenger Ground Transportation–0.01%
Uber Technologies, Inc.,
4.30%, 01/15/2030	65,000	63,779
4.15%, 01/15/2031	203,000	195,898
4.80%, 09/15/2035	11,000	10,430
		270,107
Personal Care Products–0.00%
Estee Lauder Cos., Inc. (The), 4.65%, 05/15/2033	120,000	116,446
Pharmaceuticals–1.19%
AstraZeneca Finance LLC (United Kingdom),
4.80%, 02/26/2027	20,000	20,062
4.85%, 02/26/2029	5,000	5,033
4.90%, 02/26/2031	9,000	9,036
Bayer US Finance LLC (Germany),
5.13%, 07/20/2031(b)	2,414,000	2,393,662
5.38%, 07/20/2033(b)	1,127,000	1,113,708
5.63%, 07/20/2036(b)	3,499,000	3,437,556
6.25%, 07/20/2046(b)	3,583,000	3,442,276
6.38%, 07/20/2056(b)	4,150,000	4,015,066
Bristol-Myers Squibb Co.,
5.75%, 02/01/2031	9,000	9,328
5.90%, 11/15/2033	1,000	1,045
Eli Lilly and Co.,
4.50%, 02/09/2027	33,000	33,049
3.99% (SOFR + 0.35%), 05/20/2028(c)	3,671,000	3,678,757
3.38%, 03/15/2029	320,000	310,942
4.20%, 08/14/2029	220,000	217,885
4.70%, 02/09/2034	2,000	1,957
4.88%, 02/27/2053	1,000	858
5.55%, 10/15/2055	2,000	1,894
5.10%, 02/09/2064	1,000	865
5.20%, 08/14/2064	1,000	876
5.65%, 10/15/2065	2,000	1,894
EMD Finance LLC (Germany),
4.13%, 08/15/2028(b)	582,000	575,605
4.38%, 10/15/2030(b)	1,484,000	1,452,082
4.63%, 10/15/2032(b)	485,000	470,125
5.00%, 10/15/2035(b)	270,000	260,065
Johnson & Johnson,
4.50%, 03/01/2027	97,000	97,234
3.63%, 03/03/2037	360,000	316,866
2.10%, 09/01/2040	240,000	163,101
Principal Amount		Value
Pharmaceuticals–(continued)
Merck & Co., Inc.,
3.85%, 03/15/2029	$1,619,000	$1,593,488
4.23% (SOFR + 0.57%), 03/15/2029(c)	516,000	517,746
4.15%, 03/15/2031	982,000	955,445
4.65%, 05/22/2031	1,344,000	1,335,236
4.45%, 12/04/2032	163,000	158,655
4.95%, 05/22/2033	900,000	894,331
4.75%, 12/04/2035	72,000	69,164
5.20%, 05/22/2036	1,129,000	1,121,232
4.90%, 05/17/2044	1,000	885
5.75%, 05/22/2046	1,034,000	1,007,265
5.85%, 05/22/2056	397,000	387,489
5.15%, 05/17/2063	1,000	860
5.70%, 12/04/2065	3,000	2,819
Novartis Capital Corp.,
3.80%, 09/18/2029	42,000	41,038
4.40%, 03/18/2031	584,000	574,282
4.00%, 09/18/2031	120,000	116,063
4.60%, 03/18/2033	460,000	449,098
4.20%, 09/18/2034	18,000	17,005
4.90%, 03/18/2036	369,000	358,705
5.60%, 03/18/2046	201,000	194,754
Pfizer Investment Enterprises Pte. Ltd., 4.45%, 05/19/2028	350,000	349,268
Pfizer, Inc.,
4.20%, 11/15/2030	492,000	481,180
4.50%, 11/15/2032	406,000	395,442
7.20%, 03/15/2039	200,000	228,870
5.60%, 11/15/2055	4,000	3,795
5.70%, 11/15/2065	5,000	4,664
Takeda U.S. Financing, Inc.,
5.20%, 07/07/2035	325,000	318,586
5.90%, 07/07/2055	84,000	81,127
Zoetis, Inc., 4.15%, 08/17/2028	353,000	350,124
		34,039,443
Property & Casualty Insurance–0.04%
American International Group, Inc., 4.85%, 05/07/2030	33,000	32,973
Chubb INA Holdings LLC, 5.30%, 05/20/2036	636,000	629,945
CNA Financial Corp., 5.20%, 08/15/2035	49,000	47,310
Fairfax Financial Holdings Ltd. (Canada), 6.10%, 03/15/2055	3,000	2,811
Hanover Insurance Group, Inc. (The), 5.50%, 09/01/2035	17,000	16,747
Sompo Holdings, Inc. (Japan), 5.41%, 04/22/2037(b)(h)	490,000	470,818
Travelers Cos., Inc. (The),
5.05%, 07/24/2035	2,000	1,955
5.45%, 05/25/2053	1,000	919
5.70%, 07/24/2055	1,000	957
		1,204,435
Rail Transportation–0.05%
Canadian Pacific Railway Co. (Canada),
4.00%, 03/15/2029	503,000	494,026
5.20%, 03/30/2035	13,000	12,909
CSX Corp., 5.20%, 11/15/2033	400,000	402,717
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Rail Transportation–(continued)
TTX Co., 5.05%, 11/15/2034(b)	$395,000	$389,009
		1,298,661
Real Estate Development–0.03%
Essential Properties L.P.,
5.40%, 12/01/2035	3,000	2,920
5.38%, 07/15/2036	517,000	501,127
Prologis Targeted U.S. Logistics Fund L.P.,
4.25%, 01/15/2031(b)	170,000	164,173
4.75%, 01/15/2036(b)	37,000	34,668
		702,888
Regional Banks–0.54%
Citizens Financial Group, Inc., 5.30%, 01/29/2036(h)	123,000	120,460
Huntington Bancshares, Inc.,
4.62%, 01/28/2032(h)	1,099,000	1,069,530
5.61%, 01/28/2041(h)	111,000	106,450
M&T Bank Corp.,
6.08%, 03/13/2032(h)	400,000	413,591
5.05%, 01/27/2034(h)	100,000	97,506
5.39%, 01/16/2036(h)	220,000	215,544
5.30%, 04/18/2036(h)	2,444,000	2,401,450
Pinnacle Financial Partners, Inc., 5.60%, 05/19/2032(h)	750,000	743,785
Santander Holdings USA, Inc.,
5.04%, 06/05/2030(h)	1,075,000	1,069,882
5.22%, 06/05/2032(h)	1,570,000	1,549,841
5.70%, 06/05/2037(h)	893,000	870,765
Truist Financial Corp., 4.60%, 01/27/2032(h)	472,000	460,918
Zions Bancorp. N.A.,
5.24%, 10/01/2029(h)	4,169,000	4,171,182
6.82%, 11/19/2035(h)	300,000	311,226
Zions Bancorporation N.A.,
4.70%, 08/18/2028(h)	895,000	892,184
4.48%, 02/09/2029(h)	897,000	890,149
		15,384,463
Reinsurance–0.20%
Argentum Netherlands B.V. for Swiss Re Ltd. (Switzerland), 5.63%, 08/15/2052(b)(h)	2,456,000	2,458,484
Berkshire Hathaway Finance Corp., 1.85%, 03/12/2030	300,000	272,908
Enstar Group Ltd., 6.69%, 07/15/2037(b)(h)	1,564,000	1,528,368
Fortitude Global Funding, 4.63%, 10/06/2028(b)	375,000	370,998
Fortitude Group Holdings LLC, 6.25%, 04/01/2030(b)	26,000	26,498
PartnerRe Finance B LLC, 4.50%, 10/01/2050(h)	120,000	114,404
Reinsurance Group of America, Inc.,
6.00%, 09/15/2033	50,000	51,444
5.75%, 09/15/2034	100,000	100,888
6.38%, 09/15/2056(h)	100,000	97,630
RGA Global Funding,
4.35%, 08/25/2028(b)	415,000	411,149
5.00%, 08/25/2032(b)	338,000	330,863
		5,763,634
Principal Amount		Value
Renewable Electricity–0.07%
Idaho Power Co., 5.20%, 08/15/2034	$5,000	$4,982
Southern Power Co.,
Series A, 4.25%, 10/01/2030	178,000	173,498
4.80%, 06/15/2031	1,824,000	1,804,855
Series B, 4.90%, 10/01/2035	27,000	25,685
		2,009,020
Research & Consulting Services–0.10%
Mobility Global, Inc.,
5.05%, 06/15/2029(b)	534,000	532,045
5.45%, 06/15/2031(b)	1,217,000	1,217,609
6.05%, 06/15/2036(b)	725,000	714,691
Verisk Analytics, Inc., 4.45%, 03/15/2031	388,000	377,180
		2,841,525
Restaurants–0.02%
McDonald’s Corp.,
4.80%, 08/14/2028	18,000	18,082
4.60%, 05/15/2030	58,000	57,807
4.40%, 02/12/2031	318,000	313,288
4.95%, 08/14/2033	4,000	3,987
4.95%, 03/03/2035	17,000	16,575
5.00%, 02/13/2036	50,000	48,941
		458,680
Retail REITs–0.04%
Agree L.P., 5.63%, 06/15/2034	2,000	2,018
Brixmor Operating Partnership L.P.,
4.85%, 02/15/2033	55,000	53,450
5.75%, 02/15/2035	2,000	2,029
Federal Realty OP L.P., 3.25%, 07/15/2027	500,000	494,329
Kimco Realty OP LLC,
4.85%, 03/01/2035	2,000	1,925
5.30%, 02/01/2036	23,000	22,835
Kite Realty Group L.P., 4.95%, 12/15/2031	11,000	10,836
NNN REIT, Inc., 5.50%, 06/15/2034	3,000	3,006
Realty Income Corp.,
5.63%, 10/13/2032	2,000	2,052
4.50%, 02/01/2033	196,000	188,229
5.13%, 04/15/2035	3,000	2,932
Regency Centers L.P.,
5.00%, 07/15/2032	30,000	29,859
4.50%, 03/15/2033	231,000	221,822
5.25%, 01/15/2034	112,000	111,357
5.10%, 01/15/2035	3,000	2,941
Simon Property Group L.P., 4.75%, 09/26/2034	121,000	115,894
		1,265,514
Self-Storage REITs–0.04%
Americold Realty Operating Partnership L.P.,
5.60%, 05/15/2032	49,000	48,676
5.41%, 09/12/2034	4,000	3,839
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Self-Storage REITs–(continued)
Extra Space Storage L.P.,
5.70%, 04/01/2028	$3,000	$3,044
4.95%, 01/15/2033	107,000	104,622
5.40%, 02/01/2034	3,000	2,982
Goodman US Finance Eight LLC (Australia), 5.88%, 04/28/2046(b)	204,000	192,853
Goodman US Finance Seven LLC (Australia), 5.25%, 04/28/2036(b)	191,000	183,867
Goodman US Finance Six LLC (Australia), 5.13%, 10/07/2034(b)	1,000	967
Prologis L.P.,
4.88%, 06/15/2028	4,000	4,026
4.75%, 01/15/2031	121,000	120,561
4.63%, 01/15/2033	1,000	974
4.75%, 06/15/2033	2,000	1,952
5.13%, 01/15/2034	1,000	990
5.00%, 03/15/2034	153,000	149,725
5.00%, 01/31/2035	2,000	1,946
5.25%, 05/15/2035	8,000	7,917
Public Storage Operating Co.,
4.37% (SOFR + 0.70%), 04/16/2027(c)	101,000	101,238
5.00%, 12/15/2035	255,000	247,961
5.35%, 08/01/2053	1,000	908
		1,179,048
Semiconductors–0.65%
Broadcom, Inc.,
5.15%, 11/15/2031	19,000	18,951
3.42%, 04/15/2033	200,000	176,630
5.20%, 07/15/2035	19,000	18,251
4.80%, 02/15/2036	52,000	48,095
Foundry JV Holdco LLC,
5.90%, 01/25/2030(b)	912,000	932,374
5.50%, 01/25/2031(b)	862,000	870,007
6.15%, 01/25/2032(b)	579,000	598,280
5.90%, 01/25/2033(b)	568,000	578,934
5.88%, 01/25/2034(b)	653,000	648,905
6.25%, 01/25/2035(b)	531,000	546,302
6.10%, 01/25/2036(b)	291,000	297,784
6.20%, 01/25/2037(b)	374,000	382,923
6.40%, 01/25/2038(b)	289,000	298,815
6.30%, 01/25/2039(b)	145,000	148,754
Intel Corp.,
5.30%, 05/15/2036	470,000	454,031
6.13%, 05/15/2056	590,000	554,085
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands), 2.65%, 02/15/2032	220,000	192,377
SK hynix, Inc. (South Korea),
4.25%, 09/11/2028(b)	6,249,000	6,187,542
4.38%, 09/11/2030(b)	5,592,000	5,473,468
TSMC Arizona Corp. (Taiwan), 3.88%, 04/22/2027	225,000	224,113
		18,650,621
Principal Amount		Value
Single-Family Residential REITs–0.00%
American Homes 4 Rent L.P.,
5.50%, 07/15/2034	$3,000	$2,983
5.25%, 03/15/2035	3,000	2,934
		5,917
Soft Drinks & Non-alcoholic Beverages–0.01%
Keurig Dr Pepper, Inc., 4.35%, 05/15/2028	51,000	50,638
PepsiCo, Inc.,
4.10%, 01/15/2029	292,000	289,395
4.60%, 02/07/2030	39,000	39,024
5.00%, 02/07/2035	15,000	14,827
5.00%, 07/23/2035	17,000	16,792
		410,676
Sovereign Debt–0.38%
Israel Government International Bond (Israel), 5.00%, 01/13/2036	2,426,000	2,330,747
Korea National Oil Corp. (South Korea),
4.50%, 03/30/2029(b)	5,049,000	5,023,548
4.63%, 03/30/2031(b)	3,687,000	3,647,580
		11,001,875
Specialized Consumer Services–0.04%
Rentokil Terminix Funding LLC,
5.00%, 04/28/2030(b)	813,000	810,397
5.63%, 04/28/2035(b)	321,000	316,780
		1,127,177
Specialized Finance–0.07%
Blackstone Private Credit Fund, 6.00%, 11/22/2034	75,000	71,321
Brookfield Capital Finance LLC (Canada), 6.09%, 06/14/2033	100,000	103,040
HA Sustainable Infrastructure Capital, Inc., 5.95%, 07/15/2033(b)	1,965,000	1,942,857
		2,117,218
Specialty Chemicals–0.03%
Sherwin-Williams Co. (The),
4.30%, 08/15/2028	503,000	499,462
4.50%, 08/15/2030	207,000	203,758
5.15%, 08/15/2035	7,000	6,891
		710,111
Steel–0.00%
Nucor Corp., 6.40%, 12/01/2037	75,000	80,678
Systems Software–0.31%
Accenture Capital, Inc.,
4.25%, 10/04/2031	100,000	96,347
4.50%, 10/04/2034	250,000	234,920
Booz Allen Hamilton, Inc., 5.95%, 04/15/2035	110,000	108,129
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Systems Software–(continued)
Oracle Corp.,
4.55%, 02/04/2029	$914,000	$891,267
4.79% (SOFR + 1.11%), 02/04/2029(c)	669,000	663,349
4.45%, 09/26/2030	474,000	447,547
4.95%, 02/04/2031	1,187,000	1,134,113
2.88%, 03/25/2031	150,000	130,810
5.25%, 02/03/2032	100,000	95,694
4.80%, 09/26/2032	200,000	184,145
6.25%, 11/09/2032	1,000	993
4.90%, 02/06/2033	1,000	920
5.35%, 05/04/2033	413,000	388,318
4.70%, 09/27/2034	16,000	14,043
5.20%, 09/26/2035	302,000	271,164
5.70%, 02/04/2036	388,000	359,470
5.88%, 09/26/2045	36,000	29,564
6.55%, 02/04/2046	355,000	314,418
6.90%, 11/09/2052	1,000	903
5.38%, 09/27/2054	3,000	2,189
6.00%, 08/03/2055	3,000	2,408
5.95%, 09/26/2055	18,000	14,315
6.70%, 02/04/2056	82,000	72,380
5.50%, 09/27/2064	2,000	1,446
6.13%, 08/03/2065	3,000	2,374
6.85%, 02/04/2066	86,000	75,743
ServiceNow, Inc.,
4.25%, 05/15/2028	1,518,000	1,510,350
5.05%, 05/15/2033	957,000	944,016
5.40%, 05/15/2036	810,000	791,466
		8,782,801
Technology Distributors–0.01%
Arrow Electronics, Inc., 5.88%, 04/10/2034	150,000	151,691
Technology Hardware, Storage & Peripherals–0.00%
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034	20,000	19,170
Telecom Tower REITs–0.01%
Crown Castle, Inc.,
2.10%, 04/01/2031	150,000	130,654
5.80%, 03/01/2034	50,000	50,396
		181,050
Tobacco–0.28%
Altria Group, Inc., 4.88%, 02/04/2028	6,000	6,026
B.A.T. Capital Corp. (United Kingdom),
3.56%, 08/15/2027	110,000	108,945
5.83%, 02/20/2031	5,000	5,159
4.74%, 03/16/2032	100,000	98,360
7.75%, 10/19/2032	150,000	169,251
4.63%, 03/22/2033	91,000	87,761
7.08%, 08/02/2043	200,000	215,641
7.08%, 08/02/2053	1,000	1,083
Principal Amount		Value
Tobacco–(continued)
Philip Morris International, Inc.,
4.75%, 02/12/2027	$34,000	$34,096
4.38%, 11/01/2027	41,000	40,946
5.13%, 11/17/2027	4,000	4,030
4.88%, 02/15/2028	5,000	5,023
4.13%, 04/28/2028	36,000	35,744
5.25%, 09/07/2028	5,000	5,061
3.88%, 10/27/2028	260,000	256,024
4.34% (SOFR + 0.66%), 10/27/2028(c)	494,000	495,026
4.88%, 02/13/2029	26,000	26,120
4.13%, 04/27/2029	4,473,000	4,409,679
4.63%, 11/01/2029	48,000	47,865
4.38%, 04/30/2030	56,000	55,036
2.10%, 05/01/2030	200,000	181,355
4.00%, 10/29/2030	209,000	201,963
5.13%, 02/13/2031	5,000	5,043
4.75%, 11/01/2031	28,000	27,801
5.63%, 09/07/2033	202,000	206,934
5.25%, 02/13/2034	110,000	110,165
4.90%, 11/01/2034	28,000	27,356
4.88%, 04/30/2035	3,000	2,898
4.63%, 10/29/2035	24,000	22,676
4.88%, 04/29/2036	888,000	850,775
4.38%, 11/15/2041	100,000	85,035
4.50%, 03/20/2042	100,000	85,430
		7,914,307
Trading Companies & Distributors–0.11%
Ferguson Enterprises, Inc.,
4.35%, 03/15/2031	242,000	235,768
5.00%, 10/03/2034	3,000	2,917
Mitsubishi Corp. (Japan),
5.00%, 07/02/2029(b)	604,000	608,316
5.13%, 07/17/2034(b)	339,000	336,188
Sumisho Air Lease Corp.,
4.40%, 03/24/2028(b)	1,188,000	1,180,610
4.50%, 03/24/2029(b)	835,000	825,193
		3,188,992
Transaction & Payment Processing Services–0.03%
Fiserv, Inc.,
4.55%, 02/15/2031	240,000	232,473
5.25%, 08/11/2035	240,000	229,286
Global Payments, Inc.,
4.50%, 11/15/2028	50,000	49,352
2.90%, 11/15/2031	100,000	87,395
Mastercard, Inc., 4.85%, 03/09/2033	2,000	1,986
PayPal Holdings, Inc., 4.40%, 06/01/2032	200,000	192,448
Visa, Inc., 2.05%, 04/15/2030	100,000	91,300
		884,240
Water Utilities–0.00%
American Water Capital Corp., 5.70%, 09/01/2055	3,000	2,840
United Utilities PLC (United Kingdom), 6.88%, 08/15/2028	110,000	114,213
		117,053
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Wireless Telecommunication Services–0.09%
America Movil, S.A.B. de C.V. (Mexico), 2.88%, 05/07/2030	$200,000	$184,805
Beacon Point DC LLC, 6.13%, 11/30/2042(b)	2,332,000	2,239,047
Rogers Communications, Inc. (Canada), 5.00%, 02/15/2029	150,000	150,211
T-Mobile USA, Inc.,
4.95%, 11/15/2035	43,000	40,769
5.88%, 11/15/2055	3,000	2,723
5.70%, 01/15/2056	33,000	29,138
		2,646,693
Total U.S. Dollar Denominated Bonds & Notes (Cost $910,105,990)		897,873,288
U.S. Government Sponsored Agency Mortgage-Backed Securities–22.50%
Collateralized Mortgage Obligations–0.11%
Fannie Mae Interest STRIPS,
IO, 6.50%, 04/25/2029 to 02/25/2033(e)(j)	520,725	61,461
7.50%, 11/25/2029(j)	2,416	205
7.00%, 04/25/2032(j)	298,501	40,259
6.00%, 06/25/2033 to 03/25/2036(e)(j)	369,161	51,634
5.50%, 09/25/2033 to 06/25/2035(e)(j)	655,460	79,903
Fannie Mae REMICs,
IO, 4.42% (8.15% - (30 Day Average SOFR + 0.11%)), 04/25/2027(c)(j)	2,008	22
3.00%, 11/25/2027(j)	72,806	587
3.37% (7.10% - (30 Day Average SOFR + 0.11%)), 11/25/2030(c)(j)	3,765	159
4.02% (7.75% - (30 Day Average SOFR + 0.11%)), 07/25/2031 to 02/25/2032(c)(j)	23,879	1,817
4.11% (7.85% - (30 Day Average SOFR + 0.11%)), 11/18/2031(c)(j)	21,245	1,434
4.17% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(c)(j)	48,304	3,377
3.52% (7.25% - (30 Day Average SOFR + 0.11%)), 01/25/2032(c)(j)	35,451	2,162
4.22% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032 to 07/25/2032(c)(j)	38,315	2,166
4.37% (8.10% - (30 Day Average SOFR + 0.11%)), 02/25/2032 to 03/25/2032(c)(j)	2,396	113
1.00% (8.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032(c)(j)	56,496	930
3.27% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 09/25/2032(c)(j)	168,336	12,108
	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
4.27% (8.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 12/25/2032(c)(j)	$117,370	$10,553
4.26% (8.00% - (30 Day Average SOFR + 0.11%)), 12/18/2032(c)(j)	69,057	5,510
4.36% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(c)(j)	18,628	1,323
4.47% (8.20% - (30 Day Average SOFR + 0.11%)), 01/25/2033(c)(j)	123,985	9,823
4.52% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(c)(j)	81,444	8,139
7.00%, 03/25/2033 to 04/25/2033(j)	258,233	33,301
3.82% (7.55% - (30 Day Average SOFR + 0.11%)), 10/25/2033(c)(j)	88,753	8,693
2.97% (6.70% - (30 Day Average SOFR + 0.11%)), 02/25/2035 to 05/25/2035(c)(j)	180,204	11,623
3.02% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035(c)(j)	27,491	1,161
2.87% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(c)(j)	109,264	3,901
3.50%, 08/25/2035(j)	2,000,949	184,780
2.37% (6.10% - (30 Day Average SOFR + 0.11%)), 10/25/2035(c)(j)	115,148	8,342
2.85% (6.58% - (30 Day Average SOFR + 0.11%)), 06/25/2036(c)(j)	6,312	395
2.32% (6.05% - (30 Day Average SOFR + 0.11%)), 07/25/2038(c)(j)	63,182	2,545
4.00%, 04/25/2041 to 08/25/2047(j)	578,838	85,289
2.82% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(c)(j)	162,368	9,954
2.42% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(c)(j)	571,682	48,735
5.50%, 07/25/2046(j)	540,806	65,609
2.17% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(c)(j)	4,343,707	341,754
6.50%, 10/25/2028 to 11/25/2029	28,239	28,465
6.00%, 11/25/2028	15,525	15,682
7.50%, 12/25/2029	57,111	57,708
4.73% (30 Day Average SOFR + 1.11%), 07/25/2032(c)	22,658	22,909
4.13% (30 Day Average SOFR + 0.51%), 03/25/2033(c)	6,895	6,882
5.50%, 04/25/2035	406,621	413,557
3.98% (30 Day Average SOFR + 0.36%), 08/25/2035(c)	13,630	13,224
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
10.52% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(c)	$56,854	$62,573
4.67% (30 Day Average SOFR + 1.05%), 06/25/2037(c)	51,717	52,327
4.00%, 03/25/2041	36,438	34,283
Freddie Mac Multifamily Structured Pass-Through Ctfs., Series K093, Class X1, IO, 0.94%, 05/25/2029(e)	25,161,919	559,375
Freddie Mac STRIPS,
IO, 7.00%, 04/01/2027(j)	3,710	55
3.00%, 12/15/2027(j)	83,646	1,029
3.15%, 12/15/2027(e)	28,538	426
6.50%, 02/01/2028(j)	943	30
7.50%, 12/15/2029(j)	6,561	529
6.00%, 12/15/2032(j)	24,780	2,711
Freddie Mac REMICs,
IO, 3.00%, 06/15/2027 to 12/15/2027(j)	267,068	2,316
2.50%, 05/15/2028(j)	115,434	1,650
3.91% (7.65% - (30 Day Average SOFR + 0.11%)), 02/15/2029 to 03/15/2029(c)(j)	27,544	993
3.96% (7.70% - (30 Day Average SOFR + 0.11%)), 03/15/2029(c)(j)	900	17
4.36% (8.10% - (30 Day Average SOFR + 0.11%)), 09/15/2029(c)(j)	2,075	90
4.01% (7.75% - (30 Day Average SOFR + 0.11%)), 01/15/2032(c)(j)	49,784	3,306
3.31% (7.05% - (30 Day Average SOFR + 0.11%)), 10/15/2033(c)(j)	109,014	5,548
2.96% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(c)(j)	101,593	5,066
3.01% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(c)(j)	71,589	3,410
2.98% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(c)(j)	352,137	19,644
2.91% (6.65% - (30 Day Average SOFR + 0.11%)), 07/15/2035(c)(j)	312,546	18,744
3.26% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(c)(j)	41,249	3,305
2.26% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(c)(j)	30,461	1,910
2.33% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(c)(j)	572,782	35,403
2.51% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(c)(j)	119,759	6,233
	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
2.36% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(c)(j)	$641,646	$48,855
6.50%, 02/15/2028 to 06/15/2032	162,109	164,885
6.00%, 04/15/2029	8,366	8,439
4.64% (30 Day Average SOFR + 1.01%), 07/15/2031(c)	17,098	17,230
7.00%, 03/15/2032	68,349	70,211
3.50%, 05/15/2032	54,196	53,061
4.74% (30 Day Average SOFR + 1.11%), 06/15/2032(c)	81,434	82,348
11.04% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(c)	18,194	20,169
4.14% (30 Day Average SOFR + 0.51%), 09/15/2035(c)	45,838	45,581
		2,989,946
Federal Home Loan Mortgage Corp. (FHLMC)–1.84%
6.50%, 07/01/2028 to 04/01/2034	22,209	22,934
6.00%, 10/01/2029 to 08/01/2053	19,040,503	19,521,764
7.00%, 10/01/2031 to 10/01/2037	256,491	268,943
5.50%, 09/01/2039 to 08/01/2053	27,854,641	27,851,089
2.00%, 05/01/2051	2,246,305	1,768,461
2.50%, 06/01/2052	2,232,705	1,828,871
3.00%, 08/01/2052	1,549,877	1,327,761
		52,589,823
Federal National Mortgage Association (FNMA)–1.42%
6.50%, 12/01/2029 to 09/01/2055	761,364	788,286
3.93%, 12/01/2030	7,378,000	7,160,965
7.50%, 01/01/2033 to 08/01/2033	127,860	130,205
7.00%, 04/01/2033 to 04/01/2034	91,725	96,064
5.50%, 02/01/2035 to 11/01/2055	25,827,481	25,820,905
4.00%, 05/01/2052	6,816,417	6,281,912
6.00%, 07/01/2055	421,352	426,457
		40,704,794
Government National Mortgage Association (GNMA)–7.38%
TBA, 2.00%, 08/01/2026(k)	72,220,000	57,843,706
2.50%, 08/01/2056(k)	120,185,000	100,334,375
3.00%, 08/01/2056(k)	33,630,000	29,164,820
3.50%, 08/01/2056(k)	300,000	262,657
4.00%, 08/01/2056(k)	350,000	316,690
4.50%, 08/01/2056(k)	18,592,000	17,429,239
5.00%, 08/01/2056(k)	1,600,000	1,548,330
5.50%, 08/01/2056(k)	3,367,000	3,345,252
6.00%, 08/01/2056(k)	500,000	508,233
ARM, 5.38% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 07/20/2027(c)	28	28
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

	Principal Amount	Value
Government National Mortgage Association (GNMA)– (continued)
IO, 2.73% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(c)(j)	$257,827	$10,072
2.83% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(c)(j)	618,284	29,587
4.50%, 09/16/2047(j)	1,710,206	302,053
2.38% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(c)(j)	1,606,917	156,699
		211,251,741
Uniform Mortgage-Backed Securities–11.75%
TBA, 1.50%, 08/01/2041(k)	200,000	176,551
2.00%, 08/01/2041 to 08/01/2056(k)	30,055,762	23,519,717
2.50%, 08/01/2041 to 08/01/2056(k)	21,402,026	17,485,241
3.00%, 08/01/2041 to 08/01/2056(k)	65,155,238	55,581,887
4.50%, 08/01/2041 to 08/01/2056(k)	25,689,427	24,893,840
5.00%, 08/01/2041 to 08/01/2056(k)	76,570,205	74,557,222
3.50%, 08/01/2056(k)	50,053,544	44,408,833
4.00%, 08/01/2056(k)	31,990,270	29,208,117
5.50%, 08/01/2056(k)	16,484,009	16,315,237
6.00%, 08/01/2056(k)	30,567,535	30,908,912
6.50%, 08/01/2056(k)	18,645,000	19,224,009
		336,279,566
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $655,670,960)		643,815,870
U.S. Treasury Securities–20.71%
U.S. Treasury Bills–0.01%
3.63% - 3.68%, 09/17/2026(l)(m)	289,000	287,681
U.S. Treasury Bonds–5.83%
5.25%, 11/15/2028	10,000,000	10,210,156
5.25%, 02/15/2029	7,000,000	7,175,821
5.00%, 05/15/2046	26,596,900	25,730,423
2.88%, 11/15/2046	4,000,000	2,792,031
2.00%, 08/15/2051	1,400,000	755,125
4.75%, 02/15/2056	129,963,800	120,125,135
		166,788,691
U.S. Treasury Notes–14.87%
4.38%, 07/15/2027	7,500,000	7,516,219
3.88%, 10/15/2027	7,000,000	6,973,613
4.13%, 06/30/2028	112,647,700	112,361,681
4.13%, 07/15/2029	75,155,100	74,735,288
4.13%, 10/31/2029	3,500,000	3,475,938
0.63%, 08/15/2030	5,000,000	4,309,863
4.13%, 06/30/2031	51,736,200	51,057,163
4.13%, 11/30/2031	1,500,000	1,476,621
4.00%, 04/30/2032	1,800,000	1,756,582
4.25%, 06/30/2033	20,774,000	20,394,225
3.88%, 08/15/2033	1,500,000	1,437,891
Principal Amount		Value
U.S. Treasury Notes–(continued)
4.38%, 05/15/2034	$1,000,000	$984,375
4.38%, 05/15/2036	142,923,700	139,183,118
		425,662,577
Total U.S. Treasury Securities (Cost $598,415,946)		592,738,949
Shares
Preferred Stocks–0.37%
Diversified Financial Services–0.19%
Apollo Global Management, Inc., 7.63%, Pfd.(h)	215,375	5,530,830
Regional Banks–0.18%
M&T Bank Corp., 7.50%, Series J, Pfd.	198,205	5,183,061
Total Preferred Stocks (Cost $10,339,500)		10,713,891

Exchange-Traded Funds–0.25%
Invesco Core Fixed Income ETF (Cost $7,238,848)(n)	286,500	7,056,008
Principal Amount
Agency Credit Risk Transfer Notes–0.12%
Fannie Mae Connecticut Avenue Securities, Series 2025-R04, Class 1A1, 4.62% (30 Day Average SOFR + 1.00%), 05/25/2045(b)(c)	$297,867	298,251
Freddie Mac,
Series 2022-DNA6, Class M1, STACR®, 5.77% (30 Day Average SOFR + 2.15%), 09/25/2042(b)(c)	54,491	54,561
Series 2023-DNA1, Class M1, STACR®, 5.72% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(c)	463,350	468,267
Series 2025-DNA4, Class A1, STACR®, 4.52% (30 Day Average SOFR + 0.90%), 10/25/2045(b)(c)	563,125	563,402
Series 2026-HQA1, Class A1, STACR®, 4.62% (30 Day Average SOFR + 1.00%), 05/25/2046(b)(c)	2,062,750	2,070,195
Total Agency Credit Risk Transfer Notes (Cost $3,441,583)		3,454,676
Shares
Money Market Funds–10.51%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(n)(o)	106,031,971	106,031,971
Invesco Treasury Portfolio, Institutional Class, 3.63%(n)(o)	194,825,484	194,825,484
Total Money Market Funds (Cost $300,857,455)		300,857,455
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-118.43% (Cost $3,436,690,592)		3,389,015,092
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.54%
Invesco Private Government Fund, 3.69%(n)(o)(p)	4,323,894	$4,323,894
Invesco Private Prime Fund, 3.82%(n)(o)(p)	11,200,638	11,201,758
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,525,488)		15,525,652
TOTAL INVESTMENTS IN SECURITIES–118.97% (Cost $3,452,216,080)		3,404,540,744
OTHER ASSETS LESS LIABILITIES—(18.97)%		(542,936,166)
NET ASSETS–100.00%		$2,861,604,578
Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
IO	– Interest Only
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2026 was $1,226,293,850, which represented 42.85% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2026.
(d)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2026.

(e)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31,
2026.

(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	All or a portion of this security was out on loan at July 31, 2026.
(h)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(i)	Perpetual bond with no specified maturity date.
(j)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(k)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(l)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(m)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(n)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Invesco Core Fixed Income ETF	$356,748	$6,886,285	$-	$(187,025)	$-	$7,056,008	$118,435
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	187,680,261	346,061,602	(427,709,892)	-	-	106,031,971	3,646,470
Invesco Treasury Portfolio, Institutional Class	346,458,023	642,685,832	(794,318,371)	-	-	194,825,484	6,660,494
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,165,562	$42,539,469	$(41,381,137)	$-	$-	$4,323,894	$55,752*
Invesco Private Prime Fund	9,261,619	84,458,606	(82,516,496)	168	(2,139)	11,201,758	149,204*
Total	$546,922,213	$1,122,631,794	$(1,345,925,896)	$(186,857)	$(2,139)	$323,439,115	$10,630,355

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(o)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(p)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	783	September-2026	$160,992,141	$(249,571)	$(249,571)
U.S. Treasury 10 Year Notes	947	September-2026	102,276,000	(1,168,579)	(1,168,579)
U.S. Treasury Long Bonds	910	September-2026	98,564,375	(3,252,173)	(3,252,173)
U.S. Treasury Ultra Bonds	471	September-2026	51,662,813	(1,341,715)	(1,341,715)
Subtotal—Long Futures Contracts				(6,012,038)	(6,012,038)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	65	September-2026	(6,888,477)	23,816	23,816
U.S. Treasury 10 Year Ultra Notes	651	September-2026	(71,416,734)	867,477	867,477
Subtotal—Short Futures Contracts				891,293	891,293
Total Futures Contracts				$(5,120,745)	$(5,120,745)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$—	$928,734,695	$3,770,260	$932,504,955
U.S. Dollar Denominated Bonds & Notes	—	889,645,806	8,227,482	897,873,288
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	643,815,870	—	643,815,870
U.S. Treasury Securities	—	592,738,949	—	592,738,949
Preferred Stocks	10,713,891	—	—	10,713,891
Exchange-Traded Funds	7,056,008	—	—	7,056,008
Agency Credit Risk Transfer Notes	—	3,454,676	—	3,454,676
Money Market Funds	300,857,455	15,525,652	—	316,383,107
Total Investments in Securities	318,627,354	3,073,915,648	11,997,742	3,404,540,744
Other Investments - Assets*
Futures Contracts	891,293	—	—	891,293
Other Investments - Liabilities*
Futures Contracts	(6,012,038)	—	—	(6,012,038)
Total Other Investments	(5,120,745)	—	—	(5,120,745)
Total Investments	$313,506,609	$3,073,915,648	$11,997,742	$3,399,419,999

*	Unrealized appreciation (depreciation).
Invesco Core Bond Fund